As filed with the Securities and Exchange Commission on September 27, 2017
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 275	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 279	☒

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
(Registrant's Telephone Number, including Area Code)

Matthew J. Beck
116 South Franklin Street
P.O. Box 69
Rocky Mount, NC  27802

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Nebraska Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

Institutional Class Shares – Ticker NEBIX
Class C Shares (formerly Advisor Class Shares) – Ticker NEBCX
Class A Shares – Ticker NEBAX

Nebraska Fund
(formerly the Cavalier Dividend Income Fund)

A series of the
Starboard Investment Trust

PROSPECTUS
 September 28, 2017

This prospectus contains information about the Nebraska Fund that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor

Cavalier Investments, LLC
2050 Marconi Drive, Suite 300
Alpharetta, GA 30005

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Summary	3
Principal Investment Objective, Strategies and Risks	12
Investment Objective	12
Principal Investment Strategies	12
Principal Risks of Investing in the Fund	13
Non-Principal Investment Policies and Risks	20
Management of the Fund	22
Investment Advisor	22
Distributor	23
Additional Information on Expenses	23
Investing in the Fund	25
Purchase Options	25
Institutional Class Shares	26
Class C Shares	26
Class A Shares	27
Purchase and Redemption Price	28
Buying or Selling Shares Through a Financial Intermediary	29
Purchasing Shares	29
Redeeming Shares	31
Frequent Purchases and Redemptions	35
Other Important Information	36
Dividends, Distributions, and Taxes	36
Financial Highlights	36
Additional Information	Back Cover

SUMMARY

INVESTMENT OBJECTIVE
The investment objective of the Nebraska Fund (the "Fund") is to seek equity income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class C	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Class C	Class A
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b1) Fees	None	1.00%	0.25%
Other Expenses	19.59%	19.59%	19.59%
Acquired Fund Fees and Expenses[2]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	20.73%	21.73%	20.98%
Less Fee Waiver and/or Expense Limitation[3]	19.50%	19.50%	19.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.23%	2.23%	1.48%
1.  The expense information in the table has been restated to reflect current fees.
2. "Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds ("ETFs"). Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
3.  Cavalier Investments, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses and payments under the Rule 12b-1 distribution plan) to not more than 0.99% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action of the Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
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Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$125	$3,777	$6,371	$10,025
Class C	$326	$3,976	$6,577	$10,103
Class A	$594	$4,106	$6,585	$10,044
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$125	$3,777	$6,371	$10,025
Class C	$226	$3,976	$6,577	$10,103
Class A	$594	$4,106	$6,585	$10,044
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 83.66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in common stock of publicly-traded companies that either are domiciled in Nebraska (the "Domiciled Companies") or that have a significant local interest in Nebraska (the "Local Interest Companies," collectively with Domiciled Companies "Nebraska Companies"). The Domiciled Companies have their headquarters located in Nebraska and are among the top 15 largest companies by market capitalization. In addition, Local Interest Companies are those that, during a company's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska. While the Fund will normally invest in large-capitalization Nebraska Companies, the Fund may at any given time invest a significant portion of its assets in small- or mid-capitalization companies as well.
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Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of Nebraska Companies. This 80% policy may be changed by the Board of Trustees upon 60 days' written notice to shareholders.
The Fund may invest up to 20% of its net assets in futures, options and options on futures; cash and cash equivalents; other investment companies, including, for example, other open-end or closed-end investment companies and ETFs, which the Advisor believes will help the Fund achieve its investment objective.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Common Stocks Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value in response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  The rights of common stockholders are subordinate to all other claims on a company's assets, including debt holders and preferred stockholders. Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns.  Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.
Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
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Derivatives Risk.  The Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor and may not be available at the time or price desired. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Fund's transaction costs. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.
Financials Sector Risk.  Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage.
Futures Risk. Use of futures contracts by the Fund may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
General Market Risk.  The net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.  Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time. During periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices.
Industrials Sector Risk.  The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.
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Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."
Investment Company Risk. Investments in open-end and closed-end investment companies, and other pooled investment vehicles involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. The Fund must pay its pro rata portion of an investment company's fees and expenses, which may include performance fees that could be substantial (such as certain non-registered investment companies that may charge up to 20% or more of the gains of the Fund's investments). An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance.
In addition, an investment in an ETF is an investment in another investment company and therefore, the Fund's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund's own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF's shares may trade above or below its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an underlying ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF's returns from that of its corresponding index.
Large Capitalization Company Risk.  Because the Fund will invest in large capitalization company securities, it may underperform other funds during periods when the Fund's large capitalization securities are out of favor. In addition, large capitalization are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-capitalization companies.
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Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Advisor cannot successfully implement the Fund's investment strategies.
Nebraska Risk.  Since the Fund's portfolio is concentrated in the securities of Nebraska companies that either have corporate headquarters in Nebraska or are companies, that during the most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting Nebraska companies.
Non-Diversified Fund Risk. The Fund is a non-diversified fund. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile NAV per share than diversified mutual funds.
Options Risk.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Advisor determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover" and the Fund may experience a high portfolio turnover rate as a result. High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund's returns.  The Fund expects significant portfolio turnover due to the change in investment strategy on September 28, 2017.
Service Provider Operational Risk. The Fund's service providers, such as the Fund's administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Volatility Risk.  The Fund's investments may increase or decrease in value over a short period of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. All investments are subject to the risk of loss.

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All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
Effective September 28, 2017, the Fund changed its name from "Cavalier Dividend Income Fund" to "Nebraska Fund," adopted the Fund's current investment strategy, and began comparing its performance to the Russell 3000 Value Index. Performance for the periods shown below prior to September 28, 2017 is based on the prior investment strategy utilized by the Fund. Effective February 24, 2017, outstanding Advisor Class Shares of the Fund were renamed Class C Shares. The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/848.htm for the Institutional Class Shares and by visiting http://secure.ncfunds.com/TNC/fundpages/849.htm for the Class C Shares.
Institutional Class
 Calendar Year Returns

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Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	9.00%	Quarter ended March 31, 2013
Lowest return for a quarter	-8.65%	Quarter ended September 30, 2015
Year-to-date return as of most recent quarter	2.83%	Quarter ended June 30, 2017

Average Annual Total Returns Year Ended December 31, 2016	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	8.23% 7.88% 6.48%	4.26% 2.96% 2.74%
Russell 1000 Value Index** (reflects no deductions for fees and expenses)	14.29%	11.55%
Russell 3000 Value Index (reflects no deductions for fees and expenses)	18.40%	13.26%
Class C Shares Before taxes	7.28%	4.18%
Russell 1000 Value Index** (reflects no deductions for fees and expenses)	14.29%	11.60%
Russell 3000 Value Index (reflects no deductions for fees and expenses)	18.40%	13.64%
*The Institutional Class Shares commenced operations on September 20, 2012.  The Class C Shares commenced operations on September 26, 2012. Because the Fund's Class A Shares are newly organized, performance history for this share class is not available.
**In prior prospectuses, the Fund compared its performance against the Russell 1000 Value Index. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. As such, the Advisor believes the Russell 3000 Value Index will better align with the goals and objectives of the Fund and underlying holdings more accurately; therefore, making the Russell 3000 Value Index a more appropriate and accurate index against which to compare the Fund's investment strategies. The Russell 3000 Value Index will replace the Russell 1000 Value Index in future comparisons.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
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MANAGEMENT
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.
Portfolio Managers.  Scott Wetherington is the Fund's portfolio manager who is primarily responsible for the day-to-day management of Fund's portfolio and has managed the Fund since its inception.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for the Fund and all share classes is $250 and the minimum subsequent investment is $50, although the minimums may be waived or reduced in some cases.
You can purchase Fund shares directly from the Fund by mail or bank wire. You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.

Purchase and redemption orders of Fund shares by mail should be sent to the Nebraska Fund, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Fund's distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
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PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek equity income and capital appreciation. This investment objective is not a fundamental policy and can be changed without shareholder approval by a vote of the Board of Trustees.  Shareholders will receive sixty days' prior written notice before a change to an investment objective takes effect.  There is no guarantee that the Fund will achieve its investment objective.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are discussed in the "Fund Summary" section. The Fund's principal investment strategies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

The Fund invests primarily in common stock of publicly-traded Domiciled Companies and Local Interest Companies. The Domiciled Companies have their headquarters located in Nebraska and are among the top 15 largest companies by market capitalization. For the Domiciled Companies sleeve of the Fund's portfolio, the Fund ranks all companies domiciled in Nebraska and selects the top 15 largest companies by market capitalization at the end of each calendar year. In addition, once the top 15 companies by market capitalization have been chosen for the Domiciled Companies sleeve, the Advisor, in order to reduce the concentration of the largest companies by market capitalization, will weight companies by market capitalization as follows:

●	1st Largest Company – 14%
●	2nd Largest Company – 12%
●	3rd Largest Company – 10%
●	4th Largest Company – 8%
●	5th Largest Company to 10th Largest Company – 6% each
●	11th Largest Company to 15th Largest Company – 4% each

The Fund will have a Local Interest Companies sleeve. Local Interest Companies are those that, during a company's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska. For the Local Interest Companies sleeve of the Fund's portfolio, the Advisor in its discretion will choose the Local Interest Companies at the end of each calendar year. The Fund will primarily invest in the following sectors: consumer discretionary, financials and industrials. The Fund will limit investments in a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund's total assets.

The Advisor looks for Local Interest Companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Advisor focuses on the following characteristics, among others:
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●	Sustainable competitive advantage in an industry with high barriers to entry;
●	Strong management teams with sound corporate governance;
●	A history of stable profit margins; and
●	A solid balance sheet with low leverage.

In evaluating whether to sell the securities of publicly-traded Nebraska Companies, the Advisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Advisor believes there are more attractive opportunities available for investment by the Fund.

While the Fund will normally invest in large-capitalization Nebraska Companies, the Fund may invest in companies of any market capitalization, including small- or mid-capitalization companies. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of Nebraska Companies. This 80% policy may be changed by the Board of Trustees upon 60 days' written notice to shareholders.

The Fund may invest up to 20% of its net assets in futures, options and options on futures; cash and cash equivalents; other investment companies, including, for example, other open-end or closed-end investment companies and ETFs, which the Advisor believes will help the Fund achieve its investment objective.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Other Information Regarding Principal Investment Strategies

All percentage limitations and requirements as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund's limitation or requirement.

PRINCIPAL RISKS FOR INVESTING IN THE FUND

It is possible to lose money on an investment in the Fund. Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. When you sell your shares of the Fund, they could be worth more or less than what you paid for them. The Fund is affected by changes in the economy, in portfolio securities and in the various markets for financial instruments. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.
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Your investment in the Fund may be subject (in varying degrees) to the following risks discussed below. The Fund may be more susceptible to some of the risks than others.
The Fund is subject to the following principal risks:
•	Common Stock Risk	•	Large Capitalization Company Risk
•	Consumer Discretionary Sector Risk	•	Management Risk
•	CyberSecurity Risk	•	Nebraska Risk
•	Derivatives Risk	•	Non-Diversified Risk
•	Financials Sector Risk	•	Options Risk
•	Futures Risk	•	Portfolio Turnover Risk
•	General Market Risk	•	Service Provider Operational Risk
•	Industrials Sector Risk	•	Volatility Risk
•	Investment Advisor Risk
•	Investment Company Risk

Common Stock Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value in response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  The rights of common stockholders are subordinate to all other claims on a company's assets, including debt holders and preferred stockholders. Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
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Derivatives Risk.  The Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor and may not be available at the time or price desired. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Fund's transaction costs. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.
When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment. When the Fund uses a derivative for hedging purposes, it is possible that the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Advisor. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.
The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of the Fund's derivatives transactions and cause the Fund to lose value. For instance, in December 2015, the U.S. Securities and Exchange Commission (the "SEC") proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If adopted as proposed, these regulations could significantly limit or impact the Fund's ability to invest in derivatives and other instruments, limit the Fund's ability to employ certain strategies that use derivatives, and adversely affect the Fund's performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective.
Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability.
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During the financial crisis that began in 2007, the deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions failed, merged with stronger institutions or had significant government infusions of capital during the financial crisis. Instability in the financial markets caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have reportedly caused losses.
Futures Risk. Use of futures contracts by the Fund may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may  not accurately track the underlying securities.
General Market Risk.  The NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.  Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time. During periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
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Investing in the United States Risk. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the fund has exposure.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the SEC in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."
Investment Company Risk. Investments in open-end and closed-end investment companies, and other pooled investment vehicles involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. The Fund must pay its pro rata portion of an investment company's fees and expenses, which may include performance fees that could be substantial (such as certain non-registered investment companies that may charge up to 20% or more of the gains of the Fund's investments). An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. Shares of a closed-end investment company may expose the Fund to risks associated with leverage and may trade at a premium or discount to the NAV of the closed-end fund's portfolio securities depending on a variety of factors, including market supply and demand. Due to its own financial interest or other business considerations, the Advisor may choose to invest a portion of the Fund's assets in investment companies sponsored or managed by the Advisor or its related parties in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Applicable law may limit the Fund's ability to invest in other investment companies.
In addition, an investment in an ETF is an investment in another investment company and therefore, the Fund's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund's own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF's shares may trade above or below its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an underlying ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF's returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Fund.
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Large Capitalization Company Risk. Because the Fund will invest in large capitalization company securities, it may underperform other funds during periods when the Fund's large capitalization securities are out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. In addition, large capitalization are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-capitalization companies.
Management Risk. There can be no assurance that the Fund will achieve its investment objective. The Advisor's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, securities, or other investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the investments a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in the Fund.
Nebraska Risk. Since the Fund's portfolio is concentrated in the securities of Nebraska companies that either have corporate headquarters in Nebraska or are companies, that during the most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting Nebraska companies.
Non-Diversified Fund Risk. The Fund is a non-diversified fund. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile NAV per share than diversified mutual funds.  Notwithstanding the Fund's status as a "non-diversified" investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act. The Fund's intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
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Options Risk.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Advisor determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover" and the Fund may experience a high portfolio turnover rate as a result. High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund's returns. High rates of portfolio turnover may result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund and its shareholders will also share in the costs and tax effects of portfolio turnover in any underlying funds in which the Fund invests.  The Fund expects significant portfolio turnover due to the change in investment strategy on September 28, 2017.
Service Provider Operational Risk. The Fund's service providers, such as the Fund's administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Volatility Risk.  The Fund's investments may increase or decrease in value over a short period of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. All investments are subject to the risk of loss. The value of the securities and other assets in the fund's portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security or other asset may fluctuate due to factors affecting markets generally or particular industries. The value of a security may also be more volatile than the market as a whole. This volatility may affect the Fund's NAV. Securities or other assets in the Fund's portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Fund.
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NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Liquidity Risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most of the Fund's investments must be liquid at the time of investment, investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash management needs, the Fund may suffer a loss. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, the Fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.
Small- and Mid-Capitalization Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund's risks increase as it invests more heavily in smaller capitalization companies (small and mid-capitalization companies). Investing in small- and mid-capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term. Small- and mid-capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small- and mid-capitalization companies. These risks are higher for small capitalization companies.
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Swaps Risk.  The Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Writing Options.  The Fund may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Disclosure of Portfolio Holdings. The Fund may make portfolio holdings information available to the public, including the complete portfolio holdings from the previous business day.  The Fund will generally make this information available to the public on the web pages noted under "Performance Information" above.  The web pages can also be reached at www.ncfunds.com by selecting the link "Fund Search" found in the top right-hand corner.  Search for the Fund using key words ("Nebraska" is an effective key word) and then select the link for the Fund on the Fund Search Results page.  Under the section entitled "Portfolio Holdings" on the web pages, there will be a link to the Fund's complete portfolio holdings entitled "Click To View."  At the end of each business day, daily information will post the portfolio holdings from the previous business day.  Information will remain available until new information is posted.  The Fund will not post the portfolio holdings from the previous business day if the Advisor determines that daily disclosure is not in the Fund's best interests.  In such a situation, the Fund may instead disclose the portfolio holdings less frequently, such as at the end of each calendar month or quarter.

A full description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information, which is available from the Fund or on the SEC's website, www.sec.gov.
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MANAGEMENT OF THE FUND
The Fund is a series of Starboard Investment Trust ("Trust"), a Delaware statutory trust, which was organized on May 13, 2009 and is registered with the SEC as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust. The Fund has three classes of shares: Institutional Class, Class C (formerly Advisor Class Shares) and Class A Shares.
INVESTMENT ADVISOR
The Fund's investment advisor is Cavalier Investments, LLC of 2050 Marconi Drive, Suite 300 Alpharetta, GA 30005.  The Advisor was established in 2015 and is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940, as amended.  The Advisor manages the investment portfolio and business affairs of the Fund pursuant to the Investment Advisory Agreement between the Trust and the Advisor, with respect to the Fund. As of December 31, 2016, Cavalier Investments, LLC had approximately $208 million in assets under management.
Portfolio Managers.  Scott Wetherington is the Fund's portfolio manager who is primarily responsible for the day-to-day management of the Fund's portfolio and has managed the Fund since July 15, 2016.

The Fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.
Advisor Compensation.  The Trust and the Advisor have entered into an Investment Advisory Agreement in respect of the Fund, under the terms of which the Fund has employed the Advisor to manage the investment of the assets of the Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Fund's business affairs, subject to the oversight of the Trustees. The Investment Advisory Agreement became effective on December 29, 2016, and will continue for two years, through December 28, 2018.
Under the Investment Advisory Agreement, as full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.90%.
Disclosure Regarding Approval of Investment Advisory Contract.  A discussion regarding the Trustees' basis for approving the Investment Advisory Agreement for the Fund will be available in the Fund's annual report to shareholders for the year ended May 31, 2017.  You may obtain a copy of the annual report, free of charge, upon request to the Fund.
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DISTRIBUTOR
Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares.  The Distributor may sell the Fund's shares to or through qualified securities dealers or others.
Rule 12b-1 Distribution Plan. The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan").  Pursuant to the Distribution Plan, the Fund compensates the Distributor with assets attributable to the Class C Shares or Class A Shares, as applicable, for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as "12b-1 fees").  These activities include, among others, reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares.  The Distribution Plan provides that the Fund will pay the annual rate of up to 1.00% of the average daily net assets attributable to its Class C Shares and the annual rate of up to 0.25% of the average daily net assets attributable to its Class A Shares.  The Class C Shares' 1.00% fee is comprised of a 0.25% service fee and a 0.75% distribution fee.  Because the 12b-1 fees are paid out of the Fund's Class C and Class A assets, respectively, on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.
ADDITIONAL INFORMATION ON EXPENSES
Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Distribution Plan) to not more than certain percentages of the average daily net assets of the Fund as outlined in the chart below.
Operating Expense Limit Institutional, Class C and Class A Shares
0.99%

Net annual operating expenses for the Fund may exceed this limit to the extent that they incur expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except via action by the Trust's Board of Trustees. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
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Other Expenses.  The Fund is obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and distribution and/or service (12b-1) fees.  The Fund will be separately responsible for any indemnification payments, damages awarded in litigation or settlements made, or extraordinary expenses.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.  The Fund does not anticipate any such expenses to be allocated to the Fund in the current fiscal year.

Acquired Fund Fees and Expenses. In the summary section of the prospectus entitled "Fees and Expenses of the Fund," the "Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. "Acquired Fund Fees and Expenses" do not affect the Fund's actual operating costs and, therefore, are not included in the Fund's financial statements, which provide a clearer picture of the Fund's actual operating costs. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" under "Fees and Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements. The ratios reported in the Financial Highlights reflect the operating expenses of the Fund without "Acquired Fund Fees and Expenses."

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INVESTING IN THE FUND
PURCHASE OPTIONS
The Fund offers three different classes of shares through this Prospectus.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Fund.
Institutional Class Shares
●	No front-end sales charge.
●	No distribution or service plan (Rule 12b-1) fees.
●	No contingent deferred sales charge.
●	$250 minimum initial investment.
●	No purchase maximum per transaction.
●	No conversion without the Fund's approval.

Class C Shares
●	No front-end sales charge.
●	Distribution and service plan (Rule 12b-1) fees of 1.00%.
●	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
●	$250 minimum initial investment.
●	Purchase maximum per transaction of $500,000.
●	Automatic conversion to Institutional Class Shares seven years after purchase.
Class A Shares
●	4.50% front-end sales charge.
●	Distribution and service plan (Rule 12b-1) fees of 0.25%.
●	No contingent deferred sales charge.
●	$250 minimum initial investment.
●	No purchase maximum per transaction.
●	No conversion without the Fund's approval.

When you purchase shares of the Fund, you must choose a share class.  If none is chosen, your investment will be made in Institutional Class Shares.
Information regarding the Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information.  Further information is available free of charge by calling the Fund at 1-800-773-3863.
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INSTITUTIONAL CLASS SHARES
Institutional Class Shares are sold and redeemed at NAV.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.
CLASS C SHARES
Class C Shares are sold at NAV.  Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.  The maximum purchase per transaction is $500,000.
Contingent Deferred Sales Charges.  If you redeem your Class C Shares within the first year of purchase, you may be subject to a contingent deferred sales charge.  The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:
Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	1.00%
Second and Following	None
The contingent deferred sales charge is calculated as a percentage of the NAV of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Class C Shares of the Fund.  The Distributor, as paying agent for the Fund, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Class C Shares available in exchange for their services.  The Distributor may also retain a portion of the contingent deferred sales charge.
To determine if the contingent deferred sales charge applies to a redemption, the Fund redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.  Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.
The contingent deferred sales charge imposed on Class C Shares redeemed within the first year of purchase may be waived in certain circumstances.  See "Redeeming Your Shares – Contingent Deferred Sales Charge Waivers" below.
If you hold Class C Shares for seven years, they will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.  Purchases of Class C Shares made on any day during a calendar month will age, for the purpose of conversion, one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.
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CLASS A SHARES
Class A Shares are sold and redeemed at NAV.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.
Sales Charges. The public offering price of Class A Shares of the Fund is the NAV per share plus a sales charge. The Distributor receives this sales charge and may re-allow it in the form of dealer discounts and brokerage commissions as follows:
Amount Of Transaction At Public Offering Price	Sales Charge As % Of Public Offering Price	Sales Charge As % Of Net Amount Invested	Dealer Reallowance As % Of Public Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $100,000	4.00%	4.17%	3.50%
$100,000 to $250,000	3.00%	3.09%	2.50%
$250,000 to $500,000	2.50%	2.56%	2.00%
$500,000 and above	1.00%	1.01%	0.50%

Reduced Sales Charges. Consistent with the policies of this Prospectus, certain investments may be combined for purposes of purchasing Fund shares with a lower sales charge.
Rights of Accumulation. The sales charge applicable to a current purchase of Class A Shares of the Fund is determined by adding the purchase price of Class A Shares to be purchased to the aggregate value (at current offering prices) of Class A Shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made that would so qualify.
Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure is contained in the Statement of Additional Information.
In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or their broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge. An investor may be required to provide the Fund, the Distributor, or their broker-dealer certain information to verify eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding Fund shares eligible to be aggregated that are in all accounts held directly with the Fund by the investor; (ii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with broker-dealers by the investors; (iii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with the Fund or with any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups. See the Statement of Additional Information for additional information on reduced sales charges.
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PURCHASE AND REDEMPTION PRICE
Determining the Fund's NAV.  The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  The Fund's NAV per share for each class of shares is calculated by dividing the value of the Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class.  To the extent that the Fund holds portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.  The NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern Time, the time regular trading closes on the New York Stock Exchange.  The Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed. The time as of which shares are priced and the time until which purchase and redemption orders are accepted for processing at the NAV calculated that day may be changed by the Fund in its discretion as permitted by the applicable law or the SEC. In calculating its NAV, the Fund generally will not consider information that first becomes available to the market only after the time as of which the Fund calculates its NAV, such as securities transactions that occur after that time.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's NAV calculation.
28

Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund's administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Fund's valuation committee) when it believes that fair value pricing is required for a particular security.  The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund's normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund's NAV calculations are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund.
BUYING OR SELLING SHARES
 THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.
PURCHASING SHARES
Purchases of Fund shares can be made directly from the Fund by mail or bank wire.  In addition, brokers that are authorized designees of the Fund may receive purchase and redemption orders on behalf of the Fund.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Fund.  Such orders will be deemed to have been received by the Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.   Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.
29

The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler's checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and its administrator and transfer agent.  The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the Fund, to:
Nebraska Fund
Institutional Class, Class C Shares or Class A Shares (please specify which)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then-current NAV.  The minimum additional investment is $50.  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.
Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.
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Exchange Feature.  You may exchange shares of the Fund for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside.  Shares may be exchanged for shares of the same class of any other series of the Trust at the NAV.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.
The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.
Share Certificates.  The Fund normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in the Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver's license or other identifying documents of the investor.  An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information.  In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.  If the Fund closes an investor's account because the Fund could not verify the investor's identity, the Fund will value the account in accordance with the next NAV calculated after the investor's account is closed.  In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment.  The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.
REDEEMING SHARES
The Advisor expects to use a variety of resources to honor requests to redeem shares of the Funds, including available cash; short-term investments; interest, dividend income and other monies earned on portfolio investments; the proceeds from the sale or maturity of portfolio holdings; and various other techniques. The Advisor expects to use the resources and measures discussed, amongst others, to meet redemption requests in regular and stressed market conditions.
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Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
Nebraska Fund
Institutional Class, Class C Shares or Class A Shares (please specify)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
Regular mail redemption requests should include the following:
(1)
Your letter of instruction specifying the account number, class of shares, and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see "Signature Guarantees" below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.
The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1)	Name of Fund and class of shares;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder signature as it appears on the application on file with the Fund.
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Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by sending a letter with your new redemption instructions to the Fund.  See "Signature Guarantees" below.
The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, which may include requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.
Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Call or write the Fund for an application form.
Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $250 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice.  If the shareholder brings his account NAV up to at least $250 during the notice period, the account will not be redeemed. Redemptions due to account size will not be subject to an otherwise applicable contingent deferred sales charge.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
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Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund's NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund's election.
Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
Contingent Deferred Sales Charge Waivers.  The contingent deferred sales charge imposed on Class C Shares may be waived in the following circumstances:
●	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
●	Tax-free returns of excess contributions to IRAs.
●
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

●	Redemptions of Class C Shares pursuant to a systematic withdrawal plan.
●	Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company, or other financial intermediary, or the Fund.  Such waiver requests must be made at the time of redemption.

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Reinstatement Privilege.  If you sell Class C Shares of the Fund, you may reinvest some or all of the proceeds in Class C Shares within 90 days without a contingent deferred sales charge.  Reinstated Class C Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge.  This privilege can only be used once per calendar year.  If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.
Miscellaneous.  The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Fund may also suspend redemptions, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.
FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Fund's other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading.  Under the adopted policy, the Fund's transfer agent provides a daily record of shareholder trades to the Advisor.  The Fund's transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.
The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Fund.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.
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In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.
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OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund's Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance of the Fund since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the table below has been derived from audited financial statements of the Fund.  The information for the fiscal year ended May 31, 2017 has been audited by BBD, LLP, an independent registered accounting firm, whose report covering such periods is incorporated by reference into the Statement of Additional Information.  This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the Statement of Additional Information, copies of which may be obtained at no charge by calling the Fund.  Further information about the performance of the Fund is contained in the Annual Report of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.
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Because the Class A shares are newly organized, there is no financial or performance information for them in this prospectus.  Updated performance information on the Fund's Class A shares can be obtained by visiting the website listed in each of the Fund's respective sections above. You may request a copy of the Fund's Annual Report, once available, at no charge by calling the Fund at 1-800-773-3863.

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NEBRASKA FUND
(formerly, Cavalier Dividend Income Fund)
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$10.19	$10.87	$11.41	$11.02	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.12(g) 0.30 0.42	0.08(g) (0.68) (0.60)	0.46(g) (0.51) (0.05)	0.55(g) 0.41 0.96	0.29 1.02 1.31
Less Distributions: From net investment income From net realized gains From return of capital Total Distributions	(0.04) -- (0.06) (0.10)	(0.08) -- -- (0.08)	(0.46) (0.03) -- (0.49)	(0.49) (0.08) -- (0.57)	(0.29) -- -- (0.29)
Net Asset Value, End of Period	$10.51	$10.19	$10.87	$11.41	$11.02
Total Return (c)	4.09%	(5.51)%	(0.43)%	9.03%	13.32%(b)
Net Assets, End of Period (in thousands)	$707	$1,718	$5,241	$5,090	$1,090
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income to Average Net Assets(e)	20.25% 1.58% 1.11%	8.23% 1.58%(i) 0.75%(i)	3.56% 1.23%(h) 4.19%(h)	1.15% 1.15% 4.97%	0.70%(a) 0.70%(a) 4.74%(a)
Portfolio Turnover Rate	83.66%	118.07%	23.77%	2.70%	83.50%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015. Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
39

Class C Shares (k)
(For a Share Outstanding Throughout the Period)
	Year ended May 31, 2017	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$10.36	$11.12	$11.68	$11.18	$10.00
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.01)(g) 0.32 0.31	(0.06)(g) (0.65) (0.71)	0.43(g) (0.60) (0.17)	0.43(g) 0.53 0.96	0.24 1.17 1.41
Less Distributions From net investment income From net realized gains From return of capital Total Distributions	(0.00)(j) -- (0.06) (0.06)	(0.05) -- -- (0.05)	(0.36) (0.03) -- (0.39)	(0.38) (0.08) -- (0.46)	(0.23) -- -- (0.23)
Net Asset Value, End of Period	$10.61	$10.36	$11.12	$11.68	$11.18
Total Return (c)	3.03%	(6.41)%	(1.45)%	8.79%	14.25%(b)
Net Assets, End of Period (in thousands)	$81	$88	$128	$79	$5
Ratios of: Gross Expenses to Average Net Assets(d) Net Expenses to Average Net Assets(d) Net Investment Income to Average Net Assets (e)	23.68% 2.58% (0.06)%	8.47% 2.66%(i) (0.61)%(i)	4.56% 2.23%(h) 3.79%(h)	2.15% 2.15% 3.84%	1.70%(a) 1.70%(a) 4.68%(a)
Portfolio Turnover Rate	83.66%	118.07%	23.77%	2.70%	83.50%(b)
(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015. Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(j) Less than $0.01 per share.
(k) As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

40

ADDITIONAL INFORMATION

Nebraska Fund
INSTITUTIONAL CLASS SHARES
 CLASS C SHARES
CLASS A SHARES

More information about the Fund can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus.  Additional information about the Fund's investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include discussions of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	Nebraska Fund c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act File Number 811-22298

STATEMENT OF ADDITIONAL INFORMATION
Nebraska Fund
 (formerly the Cavalier Dividend Income Fund)

Institutional Class Shares – Ticker NEBIX
Class A Shares – Ticker NEBAX
Class C Shares (formerly Advisor Class Shares) – Ticker NEBCX

Cavalier Investments, LLC 2050 Marconi Drive, Suite 300 Alpharetta, GA 30005

September 28, 2017
a series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
 Telephone 1-800-773-3863

TABLE OF CONTENTS
Page
GENERAL INFORMATION	2
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	19
PORTFOLIO TRANSACTIONS	21
DESCRIPTION OF THE TRUST	22
MANAGEMENT AND OTHER SERVICE PROVIDERS	23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	34
SPECIAL SHAREHOLDER SERVICES	36
DISCLOSURE OF PORTFOLIO HOLDINGS	38
NET ASSET VALUE	39
ADDITIONAL TAX INFORMATION	41
FINANCIAL STATEMENTS	43
APPENDIX A – DESCRIPTION OF RATINGS	44
APPENDIX B – PROXY VOTING POLICIES	48

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Nebraska Fund, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Nebraska Fund should be made solely upon the information contained herein.  Copies of the Nebraska Fund's prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Nebraska Fund's prospectus.

GENERAL INFORMATION
Starboard Investment Trust ("Trust") was organized on May 13, 2009 as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission ("SEC") as an open-end management investment company.  The Nebraska Fund ("Fund") is a separate, non-diversified series of the Trust.  The Fund's investment advisor is Cavalier Investments, LLC (the "Advisor" or "Cavalier Investments").
Effective September 28, 2017, the Fund has established three classes of shares: Institutional Class, Class A and Class C Shares. Effective February 24, 2017, existing Advisor Class Shares were renamed Class C Shares. In addition, effective February 24, 2017 ("Class P Closure Time"), Class P Shares of the Fund are closed to all investors and are no longer available for purchase. As of the Class P Closure Time, there were no Class P shareholders.
Effective September 28, 2017, Cavalier Dividend Income Fund changed its named to Nebraska Fund.
This Statement of Additional Information ("SAI") describes the financial history, management and operation of the Fund, as well as the Fund's investment objective and policies. It should be read in conjunction with the Fund's current prospectus, dated the same date as this SAI, as supplemented from time to time (the "Prospectus").
Investments in the Fund are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in the Fund's Prospectus and this SAI.
The following descriptions and policies supplement those descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.  Appendix B contains copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures.
Certain strategies and instruments described below may not apply to the Fund. Unless a strategy, instrument or policy described below is specifically prohibited by the investment restrictions listed in the Fund's Prospectus, under "Investment Restrictions" in this SAI, or by applicable law, the Fund may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Fund's Prospectus or this SAI, to the extent the Fund has reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Fund may invest in such investment or engage in such investment practice without limit.
The Advisor's investment process may take into account a number of factors. These factors may include, among others, standard of living convergence, consumer deleveraging, private sector debt transference and demographic shifts, position in the business cycle, sector returns, relative growth, monetary and fiscal policy, risk integration, market sentiment, behavioral analysis, relative value, market technicals, and government and/or regulatory intervention.
Common Stocks.  The equity portion of the Fund's portfolio will include common stocks traded on domestic securities exchanges.  Prices of common stocks in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all common stocks, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Exchange Traded Funds.  The Fund and the other investment companies in which the Fund invests may invest in exchange-traded funds ("ETFs").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF presents the same risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund's expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value ("NAV"), and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund's NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Fund may acquire.
Equity Securities.  The Fund and the other investment companies in which the Fund invests may invest in equity securities as a principal investment strategy.  The equity portion of the Fund's portfolio may be comprised of common stocks traded on domestic securities exchanges or on the OTC market.  In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, convertible bonds and warrants.  Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including the activities of the individual companies issuing the equity securities, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures or is redeemed, or the conversion privilege is exercised.  As a result of the conversion feature, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Municipal Securities. Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds formerly issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, including the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.
Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they cannot guarantee debt with assets (government assets are public property).  The principal risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  While the Fund will not invest directly in debentures as a principal investment strategy, the Fund may invest in all types of debentures, including corporate and government debentures, directly or indirectly through investments in shares of other investment companies.
Mortgage-Backed and Asset-Backed Securities.  The Fund and the other investment companies in which the Fund invests may invest in mortgage-backed and asset-backed securities as a principal investment strategy.  Mortgage-backed securities are mortgage related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities.  Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies and government-related organizations, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool.  Accordingly, the Fund or investment companies in which the Fund invests, as applicable, will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.  Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. Government backing, though they are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  If the letter of credit is exhausted and the full amounts due on the underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
If the Fund or an investment company in which the Fund invests purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.  When the interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received.  For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore it is not possible to predict accurately the security's return.  In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities, are not subject to the Fund's industry concentration restrictions because securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are excluded from the restriction.  Privately-issued mortgage-backed securities are, however, subject to the Fund's industry concentration restrictions.
Real Estate Securities.  The Fund and the other investment companies in which the Fund invests may invest in securities of issuers primarily engaged in or related to the real estate industry.  The Fund or investment companies in which the Fund invests may invest in real estate investment trusts ("REITs") and real estate operating companies, as well as other types of real estate securities including publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development.  A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests in income producing real estate or real estate loans or interests.  Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent.  Equity REITs invest the majority of their assets directly in real property and derive income from the collection of rents.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").
REITs (especially mortgage REITs) are also subject to interest rate risks.  When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.  Investing in REITs involves risks similar to those associated with investing in small capitalization companies.  REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Derivative Instruments.  When the Fund, or other investment companies in which the Fund invests, enter into short sales, options, futures, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

The Fund may invest in derivative instruments for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests directly in financial derivatives, the Fund will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including SEC Release 10666 that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund's ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Fund's prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
●	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
●
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

●	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund.  A currency hedge should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.
Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded.  Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position.  In an illiquid market, the Fund may:
●	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
●	have to purchase or sell the instrument underlying the contract;
●	not be able to hedge its investments; and
●	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:
●	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
●	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
●	the facilities of the exchange may not be adequate to handle current trading volume;
●	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
●	investors may lose interest in a particular derivative or category of derivatives.
If the Advisor incorrectly predicts securities market and interest rate trends, the Fund may lose money by investing in derivatives.  If the Fund was to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund was to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
●	actual and anticipated changes in interest rates;
●	fiscal and monetary policies; and
●	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission ("CFTC") and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps ("cleared derivatives"), the Fund's counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients' obligations to the clearing house.
In addition, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared over-the-counter ("OTC") derivatives transactions. It is expected that these regulations will have a material impact on the Fund's use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between the Fund and its swap counterparties and may increase the amount of margin the Fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate the Fund's current margin process. They will also effectively require changes to typical derivatives margin documentation. It is expected that the Fund will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin the Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.
The SEC has also issued a proposed rule under the 1940 Act providing for the regulation of registered investment companies' use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict the Fund's ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that the Fund may be unable to implement its investment strategy. These and other new rules and regulations could, among other things, further restrict the Fund's ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Fund, since the Fund has to pay fees to its clearing members and is typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These regulations are new and evolving, and their potential impact on the Fund and the financial system are not yet known.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.
Fixed-Income Securities.  The Fund may invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by S&P Global Ratings ("S&P") or below investment grade by other recognized rating agencies.  The Fund may invest in unrated securities, but only if, at the time of purchase, the Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.  The Fund may also invest indirectly in unrated securities through ETFs and other investment companies that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund or an ETF the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's or ETF's assets.  If the Fund or an ETF the Fund invests in experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's or ETF's expenses can be spread and possibly reducing the Fund's or ETF's rate of return.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund or an ETF the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Fund or an ETF the Fund invests in can meet redemption requests.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Fund or an ETF the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.

Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.
Futures Contracts.  The Fund may enter into futures contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade that have been designated "contracts markets" by the CFTC.  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Fund is expected to earn interest income on initial and variation margin deposits.
The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC.  Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
Liquidity Impact of Margin and Segregation Requirements.  Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options, short sales, and other derivative instruments as applicable, the segregated assets will be available to the Fund immediately upon closing out the positions, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc., S&P, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Advisor's opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.
Options.  The Fund may purchase and write call and put options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  The potential losses from writing call options are theoretically unlimited because the underlying security's price may appreciate indefinitely.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
When the Fund invests in options, the Fund will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.

Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.
If the Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by the Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.
Short Sales.  The Fund may sell securities short.  A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers the short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If the Fund does sell "short", the Fund will comply with current guidance from the SEC's staff regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979) that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In particular, the Fund will take measures to ensure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.  If the Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

Swaps.  The Fund may invest in swap agreements.  A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another.  The parties agree to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (the notional value of the agreement) with the payments calculated with reference to a specified asset, reference rate, or index.  Swaps allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.  For purposes of calculating the NAV, the Fund will price swaps at their market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
The Fund may use swaps for both speculative and hedging purposes.  Swaps can be used as part of a strategy that is intended to reduce the Fund's exposure to various risks or as a substitute for taking a direct position in the underlying asset.  The Fund may use swaps to limit or manage exposure to fluctuations in interest rates, currency exchange rates, or potential defaults by credit issuers.  The Fund may also attempt to enhance returns by investing in total return swaps.  A total return swap provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty.  For example, the Fund may agree to pay a counterparty the total return earned or realized on the notional amount of a particular stock and any dividends declared with respect to that stock. In return, the Fund would make payments based on the notional amount calculated at the specified rate and would be required to pay amounts resulting from a decline in the value of the stock.
Most swaps provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Fund's current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the Fund and the counterparty. During the term of a swap, the Fund is usually required to pledge to the counterparty, from time to time, an amount of cash or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.
Since a swaps transaction can result in a loss greater than the amount invested, the Fund will comply with guidance from the SEC's staff regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that requires the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In particular, the Fund will ensure that its potential obligations with respect to the swap will be met by segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian.  For swaps that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of swaps, the segregated amount is the notional value of the contract.
The use of swaps subjects the Fund to the risk of default by the counterparty.  A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction, although bankruptcy and insolvency laws could affect the Fund's rights as a creditor.   Additionally, the use of credit default swaps can result in losses if the Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because swaps are two-party contracts, they may subject the Fund to liquidity risk. If a swap is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swaps they trade. Participants could refuse to quote prices for swaps or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell.
Swaps are highly specialized instruments, and their use involves investment techniques and risks different from those associated with other traditional investments. The use of swaps requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  Whether the Fund will be successful in using swaps to achieve its investment goals depends on the ability of the Advisor to correctly forecast future market trends or the values of assets, reference rates, indexes, or other economic factors when establishing swap positions.

Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees") are not subject to the limitations on illiquid securities.
Private Investment Funds.  From time to time, the Fund may invest a portion of its assets in one or more pooled investment vehicles that are not registered as an investment company under the 1940 Act, and where the securities of such vehicles are offered pursuant to one or more exemptions from the Securities Act of 1933 (each a "Private Investment Fund" and collectively, the "Private Investment Funds").  The Fund may invest in a wide range of Private Investment Funds, including Private Investment Funds organized and operated outside of the United States and those that hold themselves out or otherwise operate as hedge funds.  The investment objective and strategy of any Private Investment Fund in which the Fund invests will be consistent with the investment objective and permitted investments of the Fund, as determined by the Advisor.
Private Investment Funds typically accept investments on a continuous basis, have quarterly repurchases, and do not have a defined termination date.  The Private Investment Funds may utilize leverage, pursuant to their operative documents, as a way to seek or enhance returns. Dependent upon the investment strategy, geographic focus and/or other economic or property specific factors, each Private Investment Fund will have differing limitations on the utilization of leverage.  Such limitations are Private Investment Fund specific and may apply to an overall portfolio limitation as well as an investment specific limitation.
Lack of Control Over Private Investment Funds.  Although the Fund and the Advisor will evaluate regularly each Private Investment Fund and its manager to determine whether their investment programs are consistent with the Fund's investment objectives and whether the investment performance is satisfactory, the Advisor will not have any control over the investments made by any Private Investment Fund.  Even though Private Investment Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for the Private Investment Fund).  The Advisor may reallocate the Fund's investments among the Private Investment Funds, but the Advisor's ability to do so may be constrained by the withdrawal limitations imposed by the Private Investment Funds. The Fund's investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment.  These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should a Private Investment Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor's ability to terminate investments in Private Investment Funds that are poorly performing or have otherwise had adverse changes. The Advisor will engage in the necessary due diligence to ensure that the Fund's assets are invested in Private Investment Funds which provide reports that will enable them to monitor the Fund's investments as to their overall performance, sources of income, asset valuations and liabilities, however, there is no assurance that such efforts will necessarily detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the operations and activities of the Private Investment Funds.  The Advisor will be dependent on information provided by the Private Investment Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor's ability to manage the Fund's investment portfolio in accordance with its investment objectives.  To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, any Private Investment Fund (which it intends to do in order to avoid being considered an "affiliate" of any Private Investment Fund within the meaning of the 1940 Act), it will not be able to vote on matters that require the approval of the investors of the Private Investment Fund, including a matter that could adversely affect the Fund's investment, including changes to the Private Investment Fund's investment objectives or policies or the termination of the Investment Fund.
Multiple Layers of Expenses.  By investing in the Private Investment Funds indirectly through the Fund, a shareholder bears two layers of asset- based fees and expenses—at the Fund level and the Private Investment Fund level. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Investment Fund. The Fund may also invest in Private Investment Funds that invest in other investment vehicles, thereby subjecting the Fund, and Fund shareholders, to an additional level of fees.  In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund.

Purchases of Non-Voting Securities.   In all or substantially all instances, the Fund expects to purchase a class of non-voting securities or enter into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investments in Private Investment Funds.  For any Private Investment Fund where the Fund would be unable to do either of the foregoing (and the Fund does not anticipate that it would not be able to do so), it intends to limit its holdings of the relevant Private Investment Fund to less than 10% of the Private Investment Fund's voting securities.  Where a separate non-voting security class is not otherwise available, the Fund would seek to create by contract the same result as owning a non-voting security class: namely, a security that affords the Fund, and each subsequent holder, no legal right to vote. This result would be accomplished through a written agreement between the Fund and the Private Investment Fund where the Fund irrevocably foregoes the right to vote, and does so in a manner that legally binds both the Fund and all subsequent holders. The agreement would grant the Private Investment Fund the right to enjoin any holder from voting. The agreement also will include a statement of the parties' intention that the agreement should be interpreted broadly to effect the parties' desire that the Fund's interest be identical to that of a separate non-voting class. In each instance, the Advisor will determine if the Fund will waive the Fund's voting rights. When it does so, the Advisor will consider only the interests of the Fund and not the interests of the Advisor or those of the Advisor's other clients. The waiver arrangement should benefit the Fund, as it will enable the Fund to invest in more interests of a Private Investment Fund that the Advisor believes is desirable, than the Fund would be able to if it were deemed to be an "affiliate" of the Private Investment Fund within the meaning of the 1940 Act. The Advisor believes that the use of this waiver arrangement will not affect the ability of other clients of the Advisor to invest in the same Private Investment Funds.
Private Investment Funds Will Neither Be Subject to the 1940 Act Nor Will They Be Publicly Traded.  The Private Investment Funds will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the Private Investment Funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-dealings by the managers of the Private Investment Funds, and leverage limitations. Furthermore, some of the managers of the Private Investment Funds may not be registered under the Investment Advisers Act of 1940.
Valuation of Investments in Private Investment Funds.  The NAVs received by the Fund from any Private Investment Fund typically are only estimates.  In addition, certain securities and properties in which a Private Investment Fund may invest may not have a readily ascertainable market price. Such securities and properties will be valued by the managers or administrators of such Private Investment Funds, which valuation will be conclusive with respect to the Fund, even though such managers may face a conflict of interest in valuing such securities because the value thereof will affect their compensation.  The Fund may rely on estimates of the value of these investments when calculating its NAV. The Fund may suspend the calculation of its NAV under certain conditions.
While the valuation of the Fund's publicly-traded securities are more readily ascertainable, the Fund's ownership interest in Private Investments Funds are not publicly traded and the Fund may depend on the manager to a Private Investment Fund to provide a valuation of the Fund's investment. Moreover, the valuation of the Fund's investment in a Private Investment Fund, as provided by the manager of any such fund as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. Shareholders should recognize that valuations of illiquid assets, including interests in Private Investment Funds, involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Investment Funds. This could adversely affect shareholders. The Advisor will attempt to resolve any conflicts between valuations assigned by a manager to a Private Investment Fund and fair value as determined by the Advisor by seeking information from the manager of such Private Investment Fund and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment.

The managers of the Private Investment Funds in which the Fund may invest may use proprietary investment strategies that are not fully disclosed to the Advisor, which may involve risks under some market conditions that are not anticipated by the Advisor.  The investment strategies and styles used by any such manager are subject to change without notice.  For information about the value of the Fund's investment in Private Investment Funds, the Advisor will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor's ability to value accurately the Fund's shares. Shareholders in the Fund have no individual right to receive information about the Private Investment Funds, will not be shareholders in the Private Investment Funds and will have no rights with respect to or standing or recourse against the Private Investment Funds or any of their affiliated persons.
Investment Companies.  The Fund may invest in securities of other investment companies, including, without limitation, money market funds, open-end mutual funds, and closed-end funds.  The Fund's investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: (i) purchasing more than 3% of an investment company's outstanding shares; (ii) investing more than 5% of the Fund's assets in any single such investment company, and (iii) investing more than 10% of the Fund's assets in investment companies overall;  unless: (a) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Section 12(d)(1)(F) of the 1940 Act, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that the offering price of the Fund does not include a sales load greater than 1.5%.  The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the 1940 Act, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund's Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Advisor will have little or no means of independently verifying valuations of the Fund's investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.
Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.

Lack of Control.  Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund's portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the NAV of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund's investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Illiquid Investments.  The Fund may hold up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board, the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund will take steps to reduce, in an orderly fashion, its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.  However, the Fund will not dispose of illiquid securities if the Advisor determines that doing so would not be in the best interests of the Fund.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  The Fund will not invest in reverse repurchase agreements.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Fund might experience a loss if the borrower defaults on the loan.
The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments by purchasing securities with borrowed money is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Fund's NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund's NAV and on the Fund's investments.  Although the principal of borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay the Fund's net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund's total assets.  Any leveraging will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including Investment Company Act Release No. 10666 (Apr. 18, 1979).
The Fund may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.
INVESTMENT LIMITATIONS
Diversification Requirements for the Fund. The Fund does not intend to meet the diversification requirements of the 1940 Act as in effect from time to time. Currently under the 1940 Act, a "diversified" fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation. Because the Fund is "non-diversified," it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund's shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Fundamental Investment Restrictions.  The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in 1940 Act to mean that the restriction cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.
As a matter of fundamental policy, the Fund may not:
(1)	Issue senior securities, except as permitted by the Investment Company Act of 1940;
(2)
Borrow money, except to the extent permitted under the Investment Company Act of 1940 (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;
(7)	Make investments for the purpose of exercising control or management over a portfolio company;
(8)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements shall not be deemed to be the making of a loan; or

(9)
The Fund will not concentrate its investments. The Fund's concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund's total assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
The Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the Investment Company Act of 1940, which presently allows an investment company to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
The Fund will not make additional investments in securities when outstanding borrowings exceed 5% of the Fund's total assets.
For purposes of the Fund's concentration policy, investments in other investment companies are not considered an investment in any particular industry or group of industries.  The Fund will not be concentrated in securities of issuers of a particular industry or group of industries if the portfolio securities of the other investment companies in which the Fund invests were deemed to be owned directly by the Fund rather than such other investment companies.  In determining the exposure of the Fund to a particular industry for purposes of the fundamental investment restriction on concentration, the Fund currently uses Standard & Poor's Global Industry Classification Standard (GICS) in order to classify industries.
With respect to the 80% investment requirement pursuant to Rule 35d-1 under the 1940 Act, other investment companies in which the Fund invests for purposes of compliance with the 80% investment requirement must also have a similar 80% investment requirement.  Accordingly, an investment company in which the Fund invests for purposes of compliance with the 80% investment requirement must invest at least 80% of such investment company's net assets, plus borrowings for investment purposes, in common stock of publicly traded companies that are domiciled in Nebraska or that during the most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska.  In addition, the Fund will invest so that it will not violate the 80% investment requirement if the portfolio securities of the other investment companies in which the Fund invests were deemed to be owned directly by the Fund rather than such other investment companies.

With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).
If the Fund invests in unaffiliated investment companies, neither the Fund nor the Advisor will have control or influence over the activities of the unaffiliated investment companies.  While other investment companies are subject to certain constraints of the 1940 Act, the investment limitations of the other investment companies in which the Fund invests may differ from those of the Fund.
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.  The Advisor shall manage the Fund's portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Fund, which is described in detail under "Management and Other Service Providers – Investment Advisor."  The Advisor serves as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.
Under Section 28(e) of the Securities Exchange Act of 1934 and the Investment Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Investment Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.
The Fund may invest in securities traded in the OTC market.  In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the OTC market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.
For the fiscal years ended May 31, 2017, May 31, 2016 and May 31, 2015, the Fund paid brokerage commissions of $407, $1,697, and $260, respectively. The increase in brokerage commissions for the fiscal year ended May 31, 2016 from the previous fiscal year was due to increased trading activity and the large asset size of the Fund. The decrease in brokerage commissions for the fiscal year ended May 31, 2017 from the previous fiscal year was due to decreased trading volume and the smaller asset size of the Fund.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.
Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates. The portfolio turnover rate for the Fund was lower for the fiscal year ended May 31, 2017 from the previous fiscal year due to decreased trading activity.
DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of 17 series. The shares are divided into classes which are described in their individual Prospectus.  Additional series and/or classes may be created from time to time.  The number of shares of each series in the Trust shall be unlimited.  When issued for payment as described in the Fund's Prospectus and this SAI, shares of the Fund will be fully paid and nonassessable and shall have no preemptive rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a seriesbyseries or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  The Trustees in the following table who are not "interested persons" of the Trust within the meaning of the 1940 Act ("Independent Trustees") are indicated as such.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust, previously known as Gardner Lewis Trust, for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a
The Board met nine times during the fiscal year ended May 31, 2017.  Each Trustee attended all of the Board meetings.
Board Structure.  The Trust's Board of Trustees includes four Independent Trustees.  Mr. Speed, Jr. serves as the Independent Chairman of the Board.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board's structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund's advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer ("CCO").  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust's financial reporting function.  When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust's third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.
Qualification of Trustees.  The Board believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees on the Board lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees' ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person's business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person's ability to work effectively with the other members of the Board; (iii) how the individual's skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person's character and integrity; (v) such person's willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee. Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm.  Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.  Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.
The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met eight times during the fiscal year ended May 31, 2017.
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2017.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.
Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2017.
Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the fiscal year ended May 31, 2017.

Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2017.
Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2016 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A
*Includes all the funds of the Trust managed by the Advisor.
Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2016, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Capital Investment Group, Inc. (the "Distributor"), or any entity controlling, controlled by, or under common control with the Advisor or Distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following compensation is based on figures for the fiscal year ended May 31, 2017.  Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund.
Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
Independent Trustees
Michael G. Mosley	$2,562.50	None	None	$37,117.03
Theo H. Pitt, Jr.	$2,562.50	None	None	$37,117.03
James H. Speed, Jr.	$2,562.50	None	None	$37,117.03
J. Buckley Strandberg	$2,562.50	None	None	$37,117.03
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund's service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees.  Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.
Principal Holders of Voting Securities.  As of August 31, 2017, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding share of each class of the Fund.  On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of August 31, 2017. Class A Shares of the Fund are new and there are no such shares currently outstanding.
Nebraska Fund (formerly Cavalier Dividend Income Fund)
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-002	40,117.122 Shares	27.00%**
The Nottingham Company 401K 116 S. Franklin Street Rocky Mount, NC 27802	9,214,.051 Shares	6.20%
	Class C Shares+
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
LPL Financial 4707 Executive Drive San Diego, CA 92121	2,824.750 Shares	37.44%**
Steven C. Fulton 7008 N. 154th Street Bennington, NE 68007	1,118.487 Shares	14.82%
Patricia J. Nathanson 6120 S. Chanticleer Drive Maurnee, OH 43537	698.840 Shares	9.26%

David G. Fielding 1301 East Ridge Drive Waterville, OH 43566	528.617 Shares	7.01%
+ As of February 24, 2017, Advisor Class Shares of the Fund were renamed Class C Shares.
*Deemed a "control person" of the Fund as defined by applicable regulations of the SEC.  Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.
** The Fund believes that such entity does not have a beneficial ownership interest in such shares.
Investment Advisor.  The Advisor, Cavalier Investments, LLC, of 2050 Marconi Drive, Suite 300, Alpharetta, GA 30005, is controlled by Cavalier 16, Inc., a company controlled by Gregory Rutherford.  The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement.  The Investment Advisory Agreement became effective on December 29, 2016. The Investment Advisory Agreement will be effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.  The Investment Advisory Agreement will be terminable without penalty by the Trust upon 60 calendar days' written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days' written notice by the Advisor.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.
The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.
Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.
As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.90%.
For the fiscal year ended May 31, 2017, the Advisor earned $10,261 in advisory fees, all of which were waived and $205,652 were reimbursed to the Fund by the Advisor. For the period from August 1, 2015 through May 31, 2016, the Advisor earned $17,810 in advisory fees, all of which were waived and $136,314 were reimbursed to the Fund by the Advisor.
For the period from June 1, 2015 through July 31, 2015, FolioMetrix, LLC served as the advisor to the Fund. During this period, FoiloMetrix, LLC earned $6,610 in advisory fees, all of which were waived and $18,202 were reimbursed to the Fund by FoliMetrix, LLC.
FolioMetrix, LLC also served as advisor to the Fund for the fiscal year ended May 31, 2015. During the fiscal year ended May 31, 2015, FoiloMetrix, LLC earned $54,349 in advisory fees, all of which were waived and $86,028 were reimbursed to the Fund by FolioMetrix, LLC.
Portfolio Manager. Scott Wetherington is the portfolio manager for the Fund and is responsible for the day-to-day management of the Fund.
Compensation.  The portfolio manager's compensation varies with the general success of the Advisor as a firm.  The portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management.  The portfolio manager's compensation is not directly linked to the Fund's performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.

Ownership of Fund Shares.  The table below shows the amount of the Fund's equity securities beneficially owned by the portfolio manager as of May 31, 2017 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Scott Wetherington	A
Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Fund's fiscal year ended May 31, 2017.
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Scott Wetherington	239	$37,528,112	0	$0	0	$0
Accounts with Performance-Based Advisory Fee
Scott Wetherington	0	$0	0	$0	0	$0

Conflicts of Interests.  The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients ("Other Accounts").  The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.
Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.
Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of the Fund, is at the following annual rates: 0.100% of the Fund's first $250 million, 0.080% on the next $250 million, 0.060% on the next $250 million, 0.050% on the next $250 million, 0.040% on the next $1 billion, and 0.035% on average daily net assets over $2 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services with an additional fee of $500 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of the Fund. The Administrator also charges a $150/month fee for peer group reporting, comparative analysis, and compliance support. The Administrator will also receive the following to procure and pay the custodian for the Fund: 0.02% on the first $200 million of the Fund's net assets and 0.009% on all assets over $200 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out of pocket expenses.
For the fiscal years ended May 31, 2017, May 31, 2016, and May 31, 2015, the Fund incurred $24,026, $13,498, and $11,981, respectively, in general administration fees.
Distributor.  The Fund will conduct a continuous offering of its securities.  Capital Investment Group, Inc. ("the Distributor"), 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Fund shall from time to time identify to the Distributor as states in which the Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.   The Distributor is entitled to receive an annual fee of $5,000 for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services include the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Fund's shares.  The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.
Rule 12b-1 Plan.  The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Class C and Class A Shares.  Under the Plan, the Fund annually may expend a percentage of the average NAV attributable to the Class C or Class A Shares, as applicable, to finance any activity which is intended to result in the sale of those shares and the servicing of shareholder accounts with respect to those shares, provided the Trustees have approved the category of expenses for which payment is being made.  The Fund may expend up to 1.00% of the average daily net assets attributable to its Class C Shares and up to 0.25% of the average daily net assets attributable to its Class A Shares.  The 1.00% fee for Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The 0.25% fee for the Class A Shares is a service fee. Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily assets for the Fund attributable to the Class A Shares and Class C Shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services.   Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual NAV of such shares.  Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets, and maintenance of a financially healthy management organization.

The Plan is a type of plan known as a "compensation" plan because payments are made for services rendered to the Class C or Class A Shares, as applicable, of the Fund with respect to the Class C or Class A Shares of the Fund regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan.  The Distributor has indicated that it expects its expenditures to include, without limitation, the costs of: (i) printing and mailing to prospective investors of the Fund's Prospectus, SAI, any supplements thereto, and shareholder reports; (ii) development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of Fund shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the sale of shares of the Fund; and (vi) any other activity that the Distributor determines is intended to result in the sale of Fund shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.  From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.  All of the distribution expenses incurred by the Distributor and others, such as broker dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund.
The Plan and the Distribution Agreement have been approved by the Trustees, including a majority of the Independent Trustees of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement.  Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.
Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of it providing a benefit to the Fund.  The Trustees have made such a determination for the current year of operations under the Plan.  The Plan, the Distribution Agreement, and any dealer agreement with any broker/dealers (each, a "Dealer Agreement") may be terminated at any time without penalty by a majority of the Independent Trustees or, with respect to a particular class of shares, by a majority vote of the outstanding voting stock of that class.  Any amendment materially increasing the maximum percentage payable under the Plan, with respect to a particular class of shares, must likewise be approved by a majority vote of the outstanding shares of that class, as well as by a majority vote of Independent Trustees.  Any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the Independent Trustees having no interest in the Plan.  In order for the Plan to remain effective, the selection and nomination of Independent Trustees of the Trust must be effected by the Trustees who themselves are Independent Trustees and who have no direct or indirect financial interest in the Plan.  Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.
Because Class A  shares of the Fund commenced operations on or following the date of this SAI, no payments for the Class A shares of the Fund were made under the Plan for the fiscal year ended May 31, 2017.  Payments under the Plan for the Class C Shares of the Fund for the fiscal years ended May 31, 2017, May 31, 2016, and May 31, 2015 totaled $886, $962, and $1,416, respectively.
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Custodian.  UMB Bank, n.a., located at 1010 Grand Blvd. Kansas City, Missouri 64106, serves as custodian for the Fund's assets (the "Custodian").  The Custodian acts as the depository for the Fund, safe keeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request, and maintains records in connection with its duties as custodian.  For its services, the Custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.  The Custodian's compensation is subject to a minimum annual amount of $5,000 for the Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust's Chief Compliance Officer will prepare and update the Trust's compliance manual and monitor and test compliance with the policies and procedures under the Trust's compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP, located at 1835 Market St., 26th Floor, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, and prepare the Fund's federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the SAI whenever a shareholder or a prospective investor requests it.
Legal Counsel.  Holland & Knight LLP serves as legal counsel to the Trust and the Fund.
Additional Payments to Financial Firms.  The Distributor, Cavalier Investments and their affiliates may from time to time make payments and provide other incentives to financial firms as compensation for services such as providing the Fund with "shelf space." or a higher profile for the financial firms' financial advisors and their customers, placing the Fund on the financial firms' preferred or recommended fund list or otherwise identifying the Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms' financial advisors (including through the firms' internet websites or in customer newsletters, providing assistance in training and educating the financial firms' personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms.
A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund and/or all of the Fund and/or other funds sponsored by the Distributor, Cavalier Investments and their affiliates together or a particular class of shares, during a specified period of time. The Distributor, Cavalier Investments and their affiliates also may make payments to one or more financial firms based upon factors such as the amount of assets a financial firm's clients have invested in the Fund and the quality of the financial firm's relationship with the Distributor, Cavalier Investments and their affiliates.
In addition to the payments described above, further amounts may be paid to financial firms for providing services with respect to shareholders holding Fund shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Fund and its accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing transaction confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC required communications to shareholders; providing periodic statements to certain benefit plans and participants in such plans of the Fund held for the benefit of each participant in the plan; processing, collecting and posting distributions to their accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining automatic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assure compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, Cavalier Investments or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm.

For these services, Cavalier Investments, the Distributor or their affiliates, may pay or cause to be paid: (i) an annual fee with respect to Class A shares of up to 0.25% per annum of the value of the assets in the relevant accounts. In addition, Cavalier Investments, the Distributor or their affiliates may pay or cause to be paid financial firms a flat fee to cover certain set-up costs by Fund or share class. These payments, taken together in the aggregate, may be material to financial firms relative to other compensation paid by the Fund and/or Cavalier Investments, the Distributor and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees, and (ii) marketing support, revenue sharing or "shelf space" fees. The additional servicing payments and set-up fees described above may differ depending on the Fund and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts.
The additional payments described above may be made from the Distributor's or Cavalier Investment's (or their affiliates') own assets (and sometimes, therefore referred to as "revenue sharing") pursuant to agreements with broker-dealers or other financial firms and do not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. These payments may be made to financial firms (as selected by the Distributor or Cavalier Investments) that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any future year will vary. In some cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.
As of August 31, 2016, the Distributor and Cavalier Investments anticipate that the firms that will receive the additional payments for marketing support, shelf space or other services as described above include: LPL Financial.
Cavalier Investments and the Distributor expect that additional firms may be added to this list from time to time.
If investment advisors, distributors or affiliated persons of mutual funds make or cause to be made payments and provide other incentives in differing amounts, financial firms and their financial advisors may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial advisors also may have a financial incentive for recommending a particular share class over other share classes. Because financial firms and plan recordkeepers may be paid varying amounts per class for sub-accounting and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another or one fund class over another. You should review carefully any disclosure by the financial firm or plan recordkeepers as to its compensation.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Fund's Prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Fund's Prospectus:
Purchases.  Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor, or the Fund directly. Selling dealers have the responsibility of transmitting orders promptly to the Fund.  The purchase price of shares of the Fund is based on the NAV next determined after the order is received, subject to the order being accepted by the Fund in good form.  NAV is normally determined at the time regular trading closes on the New York Stock Exchange on days the New York Stock Exchange is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the New York Stock Exchange closes earlier), as described under "Net Asset Value" above.  The NAV per share of the Fund is not calculated on business holidays when the New York Stock Exchange is closed.  An order received prior to the time regular trading closes on the New York Stock Exchange will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the New York Stock Exchange will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
Front-End Sales Charge. The public offering price of Class A Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as described in the table below. No front-end sales charge is imposed with respect to the Institutional Class Shares or the Class C Shares of the Fund.
Amount Of Transaction At Public Offering Price	Sales Charge As % Of Public Offering Price	Sales Charge As % Of Net Amount Invested	Dealer Discounts And Brokerage Commissions As % Of Public Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $100,000	4.00%	4.17%	3.50%
$100,000 to $250,000	3.00%	3.09%	2.50%
$250,000 to $500,000	2.50%	2.56%	2.00%
$500,000 and above	1.00%	1.01%	0.50%
From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.
The dealer discounts and brokerage commissions schedule above applies to all dealers that have agreements with the Distributor.  The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority ("FINRA").  None of the aforementioned compensation is paid for by the Fund or its shareholders, although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.
Reduced Sales Charges.  Certain purchases of shares of the Class A Shares of the Fund may qualify for a lower sales charge.  In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or their broker-dealer that the purchase qualifies for a lower sales charge.
Rights of Accumulation.   Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares at the public offering price applicable to the total of (i) the total public offering price of the Class A Shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser's combined holdings of the Class A shares of the Fund.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification.  This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.
Letters of Intent.  Investors may qualify for a lower sales charge for Class A shares by executing a letter of intent.  A letter of intent allows an investor to purchase Class A shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the Class A shares of the Fund.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.
A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.
Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Prospectus for the Class A Shares or is otherwise available from the Administrator or the Distributor.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.
Redemptions.  The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed for other than customary weekend and holiday closings, or that trading on the New York Stock Exchange is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds. Class A Shares may only be redeemed through the investor's financial firm. Please contact the financial firm for details.
Involuntary Redemptions.  In addition to the situations described in the Fund's Prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
SPECIAL SHAREHOLDER SERVICES
The Fund offers the following special shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Fund's Prospectus, share certificates are normally not issued.
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.
Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price – Determining the Fund's Net Asset Value" in the Fund's Prospectus.
Systematic Withdrawal Plan.  Shareholders owning shares of a particular class with a value of $5,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") for the applicable class of shares.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month or quarterly) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Fund's Prospectus, or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares – Signature Guarantees" in the Fund's Prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:
Nebraska Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, NC 27803-0365
Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the NAV per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f1 of the 1940 Act, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's NAV at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signatures appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Fund's Prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.
Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Fund may allow investments in the Fund with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the FINRA.  None of the aforementioned compensation is paid directly by the Fund or their shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund's policy, the Fund generally will not disclose the Fund's portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Fund may make portfolio holdings information available to the public, including the complete portfolio holdings from the previous business day.  The Fund will generally make this information available to the public on the web pages noted in the following chart:
Nebraska Fund (formerly Cavalier Dividend Income Fund)	http://www.ncfunds.com/holdings/current-848.htm
This information is also generally available on a quarterly basis within 60 days of the Fund's fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund's Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

To the extent that the Fund's portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-Q, or by being posted to the Fund's website, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund's service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and their shareholders from providing such information, which include the publication of the Fund's ratings and rankings.
The Advisor, as well as the Custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Fund's portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
The Fund's distributor, transfer agent, independent public accountants, and legal counsel have access to the Fund's portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Fund's portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
Allegra Design Marketing Print Mail, PrintGrafix (a division of Sunbelt Graphics Systems, Inc.), PrinterLink Communications Group, Inc., Riverside Printing, Inc. and V.G. Reed & Sons are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund's portfolio holdings.
The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor's proxy voting agent to assess and vote proxies on behalf of the Fund.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund's portfolio holdings information.
The Fund's policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust's Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment advisor, any principal underwriter for the Trust or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Fund's portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters must be reported to the Board of Trustees.

NET ASSET VALUE
The NAV and NAV per share of each class of shares of the Fund normally is determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except when the New York Stock Exchange closes earlier.  The Fund's NAV for each class of shares is not calculated on business holidays when the New York Stock Exchange is closed.  The New York Stock Exchange generally recognizes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the NAV of each class of shares of the Fund will not be calculated.
The NAV per share of each class of shares of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of shares will be allocated to each class on the basis of the NAV of that class in relation to the NAV of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:
●
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
●	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.

●
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.
ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund, its shareholders, or any special category of shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.
Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code, and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities, currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by a series from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  For tax years beginning after December 31, 2002, the long-term capital gains rate for individual taxpayers is currently at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.
If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.
For tax years beginning after December 31, 2012 certain individuals, estates and trusts must pay a 3.8% Medicare surtax on "net investment income" including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.
To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of the Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002, to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund must report cost basis information to the Internal Revenue Service on Form 1099-B for any sale of shares purchased in non-retirement accounts after January 1, 2012.  Registered investment companies must select a default cost basis calculation method and apply that method to reportable sales of shares unless an alternate Internal Revenue Service approved method is specifically elected in writing by the shareholder.  Average cost, which is the mutual fund industry standard, has been selected as the Fund's default cost basis calculation method.  If a shareholder determines that an Internal Revenue Service approved cost basis calculation method other than the Fund's default method of average cost is more appropriate, the shareholder must contact the Fund at the time of or in advance of a reportable sale of shares that are to be subject to such alternate election. Internal Revenue Service regulations do not permit the change of a cost basis election on previously executed trades.  Cost basis information will not be reported to the IRS or shareholder upon the sale of any shares not covered by these cost basis reporting requirements.
The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.
FINANCIAL STATEMENTS
The audited financial statements of the Fund for the fiscal year ended May 31, 2017, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference into this SAI (meaning such documents are legally part of this SAI) and are on file with the SEC. The Fund's annual and semi-annual reports are available without charge, upon request, by calling the Fund at 1-800-773-3863 or on the SEC's Website at www.sec.gov.

APPENDIX A – DESCRIPTION OF RATINGS
The Fund may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
S&P Global Ratings.  The following summarizes the highest four ratings used by S&P Global Ratings, a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be InvestmentGrade Debt Securities by the Advisor:
AAA – An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA – An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A – An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB –  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be InvestmentGrade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
Commercial paper rated A1 by S&P Global Ratings indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A1+.  Capacity for timely payment on commercial paper rated A2 is satisfactory, but the relative degree of safety is not as high as for issues designated A1.
The rating SP1 is the highest rating assigned by S&P Global Ratings to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc.  The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):
Long-Term Ratings.
AAA – Highest credit quality.  'AAA' ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  'AA' ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  'A' ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality.  'BBB' ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest short-term credit quality.  The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2 – Good short-term credit quality.  The rating F2 indicates good intrinsic capacity for timely payment of financial commitments.
F3 – Fair short-term credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.
B – Speculative short-term credit quality.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1".  The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES
The following proxy voting policies are provided:
(1)	The Trust's Proxy Voting and Disclosure Policy; and
(2)	The Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

Trust's Proxy Voting Disclosure Policy
The Securities and Exchange Commission has adopted rules and forms under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 to require registered investment companies to provide disclosure about how they vote proxies for their portfolio securities.  Each series of shares of the Trust (individually and collectively referred to as the "Fund") is required to disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The Fund is also required to file with the Securities and Exchange Commission and to make available to their shareholders the specific proxy votes cast for portfolio securities.  This policy is designed to ensure that the Fund complies with these requirements and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.
Specific Proxy Voting Policies and Procedures
A.	General
The Board of Trustees believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund's shareholders.
B.	Delegation to Fund's Investment Advisor
The Board of Trustees believes that the Fund's investment advisor is in the best position to make individual voting decisions for the Fund consistent with this policy.  Therefore, subject to the oversight of the Board of Trustees, the Fund's investment advisor is delegated the following duties:
1.	To make the proxy voting decisions for the Fund; and
2.
To assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board of Trustees, including a majority of the Independent Trustees, shall approve the Proxy Voting and Disclosure Policy of the Fund's investment advisor as it relates to the Fund.  The Board of Trustees shall also approve any material changes to such policy no later than six (6) months after adoption by the Fund's investment advisor.
C.	Conflicts
In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy set forth in the Proxy Voting and Disclosure Policy of the Fund's investment advisor, provided such specific voting policy was approved by the Board of Trustees, or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee.  In addition, provided the Fund's investment advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the advisor with respect to a matter to which the Fund is entitled to vote, a vote by the advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.

D.	Other Investment Companies
To the extent the Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, the Fund's investment advisor shall vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.
Fund Disclosure
A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities
The Fund shall disclose this policy, or a description of the policy, to its shareholders by including it as an appendix to its Statement of Additional Information on Form N-1A.  The Fund will also notify its shareholders in the Fund's shareholder reports that a description of this policy is available upon request, without charge, by calling a specified toll-free telephone number.  The Fund will send this description of the policy within three business days of receipt of any shareholder request, by first-class mail, or other means designed to ensure equally prompt delivery.
B.	Disclosure of the Fund's Complete Proxy Voting Record
In accordance with Rule 30b1-4 of the Investment Company Act of 1940, the Fund will file Form NPX with the Securities and Exchange Commission no later than August 31 of each year, even if August 31 falls on a non-business day.  The Fund shall disclose to its shareholders on Form NPX the Fund's complete proxy voting record for the twelve-month period ended June 30.
The Fund shall disclose the following information on Form NPX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:
(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.
The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form NPX on the website beginning the same day it files such information with the Securities and Exchange Commission.
The Fund shall also include a statement in its annual reports, semi-annual reports, and Statement of Additional Information that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified internet address; and (ii) on the website of the Securities and Exchange Commission.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form NPX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

Recordkeeping
The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;
(ii)	Proxy statements received regarding the Fund's securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.
The foregoing records may be kept as part of the records of the Fund's investment advisor.
A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's investment advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.
Proxy Voting Committee
A.	General
The Trust's Proxy Voting Committee shall be composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees as the Board of Trustees may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Fund's investment advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.
B.	Powers and Methods of Operation
The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board of Trustees may, from time to time, grant or assign to the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board of Trustees may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference, or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.
Other
This policy may be amended, from time to time, as determined by the Board of Trustees.

Proxy Policy - Cavalier Investments, LLC

Policy
With respect to accounts over which Cavalier performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Adviser's proxy policies and practices. Our policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Adviser's Advisory Agreements evidence whether voting authority has been retained by the Client. Under ERISA, Adviser is responsible to vote proxies for the Client in the absence of specific written acknowledgement by the Client that the authority has been retained or granted elsewhere.
Background & Description
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which Cavalier votes the securities owned by its Clients for which Adviser exercises voting authority and discretion (the "Proxies").
These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our Clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
Responsibility for voting the Proxies is established by investment management agreements or comparable documents with our Clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations.  In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2. These policies and procedures do not apply to any Client that has retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Adviser takes no responsibility for the voting of any proxies on behalf of any such Client. For those Clients that have delegated such authority and discretion to Adviser, these policies and procedures apply equally to registered investment companies, institutional and retail accounts. These proxy voting policies and procedures are available to all Clients of Adviser upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.
Responsibility
The Proxy Committee is responsible for the implementation and monitoring of Adviser's Proxy Voting Policies  and  Procedures,  including  associated  practices,  disclosures  and  recordkeeping, as  well  as oversight of a third party voting agent, if one exists. The Proxy Committee may delegate responsibility for the performance of these activities (provided that it maintains records evidencing individuals to whom authority has been delegated) but oversight and ultimate responsibility remain with the Proxy Committee.

Procedures
Cavalier has delegated to Institutional Shareholder Services Inc. ("ISS"), an independent service provider, the administration of proxy voting for the Funds' portfolio securities, subject to oversight by the Proxy Voting Committee, which consists of the same members as the Compliance Committee. Cavalier has a adopted the ISS Voting Guidelines ("Guidelines"), and absent a conflict, will vote the proxies consistent with the Guidelines. Once a year, prior to each proxy voting season, Cavalier will review the Guidelines to ensure they wish to vote consistent with the Guidelines.
If Cavalier detects a material conflict of interest in connection with a proxy solicitation, it will abide by the following procedures:
x	With respect to clients that are registered investment companies, the Advisor will notify the client of the conflict and will vote the client's shares in accordance with the client's instructions; and
x
With respect to other clients, the Advisor will vote the proxy in accordance with the specifics of the Voting Guidelines (if addressed in the Voting Guidelines) or may abstain (if not addressed in the Voting Guidelines).

Cavalier will not neglect its proxy voting responsibilities, but it may abstain from voting if it deems that abstaining is in its Clients' best interests. For example, Cavalier may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves "share blocking," which limits Cavalier's ability to sell the affected security during a blocking period that can last for several weeks. Cavalier believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Cavalier generally abstains from voting when share blocking is required. A member of the Proxy Committee will prepare and maintain memoranda describing the rationale for any instance in which Cavalier does not vote a Client's proxy.
Cavalier will ensure that its third-party proxy voting vendor, ISS, is retaining the following information in connection with each proxy vote:
x The Issuer's name;
x The security's ticker symbol or CUSIP, as applicable;
x The shareholder meeting date;
x The number of shares that Cavalier voted;
x A brief identification of the matter voted on;
x Whether the matter was proposed by the Issuer or a security-holder;
x Whether Cavalier casts a vote;
x How Cavalier casts its vote (for the proposal, against the proposal, or abstain); and
x Whether Cavalier casts its vote with or against management.

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client's attempt to influence proxy voting with respect to other Clients' securities should be promptly reported to the CCO.
Under the Employee Retirement Income Security Act of 1974 ("ERISA"), investment advisers have special fiduciary responsibilities. Under ERISA, if the authority to manage a plan has been delegated to an investment manager, only the investment manager has the authority to vote proxies on behalf of the plan except, when the plan named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies.
Cavalier will vote proxies on behalf of the Funds that are managed by the firm upon receiving written authorization from the fund board.  In voting on each and every issue, Cavalier  has established a Proxy Voting Committee. This Committee will be responsible for voting proxies in the best interests of the Funds.

PROXY VOTING GUIDELINES: GENERAL
Cavalier   believes   the   best   financial   interest   of   its   clients   is   consistent   with   management's recommendations. Therefore, Cavalier will generally vote consistent with management's recommendations absent a compelling documented basis to vote otherwise. This will mean voting "for" proposals that are determined to improve the management of a company, increase the rights or preferences of the voted securities, and/or increase the chance that a premium offer would be made for the company or for the voted securities.
Cavalier's  decision  to  vote  in  support  or  opposition  of  a  proposal  will  be  based  on  the  specific circumstances described in the proxy statement and other available information.
Cavalier will also consider any voting guidelines issued by clients, so long as these guidelines are consistent with Cavalier's duties under applicable law, including ERISA.
VOTING GUIDELINES: ROUTINE MATTERS
Cavalier expects to vote proxies in favor of routine proposals, unless there is specific information that approval of the proposal would adversely affect the value of the investment or would not be in the best interest of clients.  Such routine matters generally include, among others:  election of directors, appointment of independent auditors, increase in the outstanding common stock or other equity classes, date and place of the annual meeting, ratification of directors' actions on routine matters, and indemnification of directors and/or officers.
VOTING PROCEDURES: SOCIAL CONSCIENCE/MORAL ISSUES
Cavalier will generally vote against proxies requiring management action on a moral or social issue unless such issue has escalated to the point where the company may be adversely affected by protests, governmental actions, or other serious economic consequences if no action is taken.   Where the economic impact of a proposal is not clear, a vote to "abstain" may be appropriate.
VOTING PROCEDURES: FINANCIAL OR CORPORATE GOVERNANCE QUESTIONS
Financial and corporate governance issues take more time to consider and may be complicated by activities such as hostile takeovers and mergers.  Cavalier will generally vote in favor of the following types of proposals:  incentive compensation plans for certain key employees and directors, mandatory retirement age for directors, confidential voting, cumulative voting, proposals to  lower barriers to shareholder action, proposals to restore shareholder ability to remove directors with or without cause.
Cavalier will generally vote against the following types of financial and corporate governance proposals: board entrenchment proposals and anti-takeover measures, such as "poison pill" and "golden parachute" provisions,  limitations  on  shareholder  ability  to  act,  blank  check  preferred  stock  authorizations, eliminating cumulative voting rights, and proposals to adopt classified boards.
VOTING GUIDELINES: CLIENT GUIDELINES
Some Cavalier clients may have their own set of proxy voting guidelines. These may conflict with the proxy guidelines discussed above or the voting guidelines of another client.  If such a situation arises, Cavalier  will  comply  with  client  guidelines  by  voting  the  proxies  attributable to  that  client  on  a proportionate basis (based on the number of shares held by the client).

CLASS ACTIONS
As a fiduciary, Cavalier always seeks to act in Clients' best interests with good faith, loyalty, and due care. Cavalier's standard advisory contract authorizes the Company to direct Client participation in class actions. The Proxy Voting Committee will determine whether Clients will (a) participate in a recovery achieved througha class actions, or (b) opt out of the class action and separately pursue their own remedy. The  Proxy  Voting  Committee oversees  the  completion of  Proof  of  Claim  forms  and  any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The CCO will maintain documentation associated with Clients' participation in class actions.
Employees must notify the CCO if they are aware of any material conflict of interest associated with Clients' participation in class actions. The Proxy Voting Committee will evaluate any such conflicts and determine an appropriate course of action for Cavalier.
Cavalier generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.
DISCLOSURES TO CLIENTS
Cavalier includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact the CCO to obtain a copy of these policies and procedures and information about how Cavalier voted with respect to the Client's securities.
Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.
As a matter of policy, Cavalier does not disclose how it expects to vote on upcoming proxies. Additionally, Cavalier does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
Section 12(d)(1)(F) of the Act provides a conditional exemption from the 5% and 10% limits in Section 12(d)(1)(A). Section 12(d)(1)(F) permits an acquiring fund to purchase or otherwise acquire shares of an underlying fund if, immediately after the purchase or acquisition, the acquiring fund and all of its affiliated persons would not own more than 3% of the underlying fund's total outstanding stock, and if certain sales load restrictions are met. In addition, Section 12(d)(1)(F) provides that the acquiring fund "shall exercise voting rights by proxy or otherwise with respect to any security purchased or acquired pursuant to Section 12(d)(1)(F) in the manner prescribed by Section 12(d)(1)(E)."
In the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.
ADVISER TO A RIC
Cavalier has agreed to be responsible for voting proxies of issuers of securities held in the Cavalier Funds, a series of funds within the Starboard Investment Trust, in accordance with its proxy voting policies and procedures, outlined above.  The purposes of this procedure is to ensure that the Investment Manager complies with other obligations for disclosure and filing requirements that is required to be performed as the RIC's Proxy Administrator. Each RIC is required to describe the policies and procedures that each adviser uses to determine how to vote proxies relating to portfolio securities. As such, Cavalier will provide its Proxy Voting Policy, and if requested by the Starboard Investment Trust, a summary of such Proxy Voting Policy for inclusion in the RIC's Registration Statement, and will promptly provide the Starboard Investment Trust with any material amendments to the Proxy Voting Policy within a reasonable time after such amendment has taken effect.

Annually, through the review of the RIC's registration statement, Cavalier's CCO, or his designee, will review the disclosures in the registration statement and identify whether the appendix to the SAI with Cavalier's Proxy Voting Policy is current.
Securities on Loan
The RIC may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the RIC's Board of Trustees. Voting rights on the loaned securities may pass to the borrower.  However, the RIC's policy states that the RIC must be entitled to exercise voting rights over the loaned securities in the event of a material event affecting its portfolio securities on loan. Cavalier will determine if a vote is material enough to warrant calling back the security out on loan, and will vote the securities in accordance with its proxy voting policies and procedures.
Quarterly Certification
On a quarterly basis, Cavalier will certify to the RICs' Board that:
1. Cavalier has followed the Trust's and the Advisor's Proxy Voting and Disclosure Policies in voting proxies on behalf of the Funds.
2. If there have been any material issues or other items to report with respect to the Trust's and Advisor's Proxy Voting Policies.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits
(a)	Declaration of Trust ("Trust Instrument").[1]
(b)	By-Laws.[1]
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.[83]
(d)(2)	Investment Advisory Agreement between Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Cap Discovery Fund.[39]
(d)(3)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.[5]
(d)(4)	Investment Advisory Agreement between Registrant and Grimaldi Portfolio Solutions, Inc., as investment advisor for the Sector Rotation Fund.[7]
(d)(5)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.[17]
(d)(6)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[91]
(d)(7)	Investment Advisory Agreement between Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund. [38]
(d)(8)	Investment Advisory Agreement between Registrant and Sirius Funds Advisors, Inc, as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund. [40]
(d)(9)	Investment Advisory Agreement between Registrant and ARS Investment Management, LLC, as investment advisor for the Alpha Risk Tactical Rotation Fund Fund.[85]
(d)(10)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Beaumont Financial Partners, LLC, as sub-advisor for the Cavalier Global Opportunities Fund.[83]
(d)(11)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Beaumont Financial Partners, LLC, as sub-advisor for the Cavalier Tactical Rotation Fund.[83]
(d)(12)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Bluestone Capital Management, LLC, as sub-advisor for the Cavalier Multi Strategist Fund.[83]

(d)(13)
Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Carden Capital, LLC, as sub-advisor for the Cavalier Multi Strategist Fund and the Cavalier Hedged High Income Fund.[83]

(d)(14)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Julex Capital Management, LLC, as sub-advisor for the Cavalier Multi Strategist Fund.[83]
(d)(15)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments, and Navellier & Associates, as sub-advisor for the Cavalier Fundamental Growth Fund.[83]
(d)(16)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and StratiFi, LLC, as sub-advisor for the Cavalier Dynamic Growth Fund.[83]
(d)(17)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Validus Growth Investors, LLC, as sub-advisor for the Cavalier Dynamic Growth Fund.[83]
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.[93]
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.[72]
(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust.[93]
(h)(2)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.[93]
(h)(3)	Expense Limitation Agreement between the Registrant and ARS Investment Management, LLC, as investment advisor for the Alpha Risk Tactical Rotation Fund.[93]
(h)(4)	Expense Limitation Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.[83]
(h)(5)	Expense Limitation Agreement between the Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Long/Short Fund.[76]
(h)(6)	Expense Limitation Agreement between the Registrant and Deschutes Portfolio Strategies, LLC as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[61]
(h)(7)	Expense Limitation Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Nebraska Strategy.[94]
(h)(8)	Expense Limitation Agreement between the Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.[38]
(h)(9)	Expense Limitation Agreement between the Registrant and Roumell Asset Management, Inc., as investment advisor for the Roumell Opportunistic Value Fund.[78]
(h)(10)	Expense Limitation Agreement between the Registrant and Grimaldi Portfolio Solutions, as investment advisor for The Sector Rotation Fund.[81]

(h)(11)	Expense Limitation Agreement between the Registrant and Sirius Funds Advisors, Inc as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.[62]
(h)(12)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.[15]
(i)	Opinion and Consent of counsel.[8]
(j)	Consent of BBD, LLP, independent public accountants.[94]
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund.[3]
(l)(2)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.[13]
(l)(3)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.[20]
(l)(4)
Initial Subscription Agreement for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund. [20]

(l)(5)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.[20]
(l)(6)	Initial Subscription Agreement for the QCI Balanced Fund.[43]
(l)(7)	Initial Subscription Agreement for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(m)(1)	Distribution Plan under Rule 12b-1 for the Alpha Risk Tactical Rotation Fund.[93]
(m)(2)	Distribution Plan under Rule 12b-1 for the Goodwood SMID Cap Discovery Fund.[39]
(m)(3)	Amended Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.[27]
(m)(4)
Amended Distribution Plan under Rule 12b-1 for the Cavalier Adaptive Income Fund, Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier High Income Fund, Cavalier Multi Strategist Fund, Cavalier Tactical Rotation Fund.[77]

(m)(5)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.[41]
(m)(6)	Distribution Plan under Rule 12b-1 for the Matisse Discounted Closed-End Fund Strategy.[25]
(m)(7)	Distribution Plan under Rule 12b-1 for the Nebraska Fund.[94]
(m)(8)	Distribution Plan under Rule 12b-1 for the QCI Balanced Fund.[36]
(m)(9)	Distribution Plan under Rule 12b-1 for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(m)(10)	Distribution Plan under Rule 12b-1 for the Sector Rotation Fund.[84]
(n)(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Alpha Risk Tactical Rotation Fund.[93]

n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.[27]
(n)(3)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Cavalier Funds.[77]
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.[15]
(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Matisse Discounted Closed-End Fund Strategy.[25]
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the Nebraska Fund.[94]
(n)(7)	Multiple Class Plan Pursuant to Rule 18f-3 for the QCI Balanced Fund.[38]
(n)(8)	Multiple Class Plan Pursuant to Rule 18f-3 for the Goodwood SMID Cap Discovery Fund Fund.[39]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[2]
(p)(2)	Code of Ethics for Cavalier Investments, Inc., investment advisors to the Cavalier Funds.[77]
(p)(3)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.[78]
(p)(4)	Code of Ethics for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund.[81]
(p)(5)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.[72]
(p)(6)	Code of Ethics for Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Strategy.[91]
(p)(7)	Code of Ethics for Goodwood Advisors, LLC, investment advisor to the Goodwood SMID Cap Discovery Fund.[39]
(p)(8)	Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Cavalier Fundamental Growth Fund.[30]
(p)(9)	Code of Ethics for QCI Asset Management, Inc., investment advisor to the QCI Balanced Fund.[69]
(p)(10)	Code of Ethics for Sirius Point Advisors, Inc., investment advisor to the Sirius S&P Strategic Large-Cap Allocation Fund.[74]
(p)(11)	Code of Ethics for ARS Investment Management, LLC, investment advisor to the Alpha Risk Tactical Rotation Fund.[77]
(p)(12)	Code of Ethics for Beaumont Capital Management, LLC, investment sub-advisor to the Cavalier Global Opportunities Fund and Cavalier Tactical Rotation Fund.[77]

(p)(13)	Code of Ethics for Bluestone Capital Management, LLC, investment sub-advisor to the Cavalier Multi Strategist Fund.[77]
(p)(14)	Code of Ethics for Carden Capital, LLC, investment sub-advisor to the Cavalier Hedged High Income Fund and the Cavalier Multi Strategist Fund.[77]
(p)(15)	Code of Ethics for Julex Capital Management, LLC, investment sub-advisor to the Cavalier Multi Strategist Fund.[77]
(p)(16)	Code of Ethics for StratiFi, LLC, investment sub-advisor to the Cavalier Dynamic Growth Fund.[77]
(p)(17)	Code of Ethics for Validus Growth Investors, LLC, investment sub-advisor to the Cavalier Dynamic Growth Fund.[77]
(q)	Copy of Power of Attorney.[74]

1.	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 27, 2011.
8.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on November 4, 2011.
11.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on November 14, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on December 1, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A filed on December 29, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A filed on January 30, 2012.
15.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed on May 4, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A filed on July 7, 2012.
17.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A filed on July 12, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A filed on July 31, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A filed on August 29, 2012.

20.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A filed on October 22, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A filed on December 31, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
23.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
24.	Incorporated herein by reference to Post-Effective Amendment No. 98 to Registrant's Registration Statement on Form N-1A filed on February 4, 2013.
25.	Incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement on Form N-1A filed on March 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement on Form N-1A filed on April 4, 2013.
27.	Incorporated herein by reference to Post-Effective Amendment No. 117 to Registrant's Registration Statement on Form N-1A filed on May 24, 2013.
28.	Incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement on Form N-1A filed on July 17, 2013.
29.	Incorporated herein by reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A filed on July 23, 2013.
30.	Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement on Form N-1A filed on August 2, 2013.
31.	Incorporated herein by reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement on Form N-1A filed on August 13, 2013.
32.	Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
33.	Incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
34.	Incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement on Form N-1A filed on October 11, 2013.
35.	Incorporated herein by reference to Post-Effective Amendment No. 156 to Registrant's Registration Statement on Form N-1A filed on October 24, 2013.
36.	Incorporated herein by reference to Post-Effective Amendment No. 160 to Registrant's Registration Statement on Form N-1A filed on November 15, 2013.
37.	Incorporated herein by reference to Post-Effective Amendment No. 166 to Registrant's Registration Statement on Form N-1A filed on January 28, 2014.
38.	Incorporated herein by reference to Post-Effective Amendment No. 167 to Registrant's Registration Statement on Form N-1A filed on January 29, 2014.
39.	Incorporated herein by reference to Post-Effective Amendment No. 170 to Registrant's Registration Statement on Form N-1A filed on May 16, 2014.
40.	Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant's Registration Statement on Form N-1A filed on May 19, 2014.
41.	Incorporated herein by reference to Post-Effective Amendment No. 172 to Registrant's Registration Statement on Form N-1A filed on June 30, 2014.
42.	Incorporated herein by reference to Post-Effective Amendment No. 173 to Registrant's Registration Statement on Form N-1A filed on July 15, 2014.
43.	Incorporated herein by reference to Post-Effective Amendment No. 175 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
44.	Incorporated herein by reference to Post-Effective Amendment No. 176 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
45.	Incorporated herein by reference to Post-Effective Amendment No. 177 to Registrant's Registration Statement on Form N-1A filed on August 1, 2014.
46.	Incorporated herein by reference to Post-Effective Amendment No. 178 to Registrant's Registration Statement on Form N-1A filed on August 8, 2014.
47.	Incorporated herein by reference to Post-Effective Amendment No. 180 to Registrant's Registration Statement on Form N-1A filed on August 15, 2014.

48.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
49.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
50.	Incorporated herein by reference to Post-Effective Amendment No. 187 to Registrant's Registration Statement on Form N-1A filed on October 10, 2014.
51.	Incorporated herein by reference to Post-Effective Amendment No. 190 to Registrant's Registration Statement on Form N-1A filed on December 11, 2014.
52.	Incorporated herein by reference to Post-Effective Amendment No. 192 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
53.	Incorporated herein by reference to Post-Effective Amendment No. 193 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
54.	Incorporated herein by reference to Post-Effective Amendment No. 196 to Registrant's Registration Statement on Form N-1A filed on January 6, 2015.
55.	Incorporated herein by reference to Post-Effective Amendment No. 197 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
56.	Incorporated herein by reference to Post-Effective Amendment No. 198 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
57.	Incorporated herein by reference to Post-Effective Amendment No. 204 to Registrant's Registration Statement on Form N-1A filed on February 27, 2015.
58.	Incorporated herein by reference to Post-Effective Amendment No. 206 to Registrant's Registration Statement on Form N-1A filed on March 24, 2015.
59.	Incorporated herein by reference to Post-Effective Amendment No. 208 to Registrant's Registration Statement on Form N-1A filed on June 29, 2015.
60.	Incorporated herein by reference to Post-Effective Amendment No. 210 to Registrant's Registration Statement on Form N-1A filed on July 29, 2015.
61.	Incorporated herein by reference to Post-Effective Amendment No. 211 to Registrant's Registration Statement on Form N-1A filed on July 29, 2015.
62.	Incorporated herein by reference to Post-Effective Amendment No. 216 to Registrant's Registration Statement on Form N-1A filed on August 28, 2015.
63.	Incorporated herein by reference to Post-Effective Amendment No. 218 to Registrant's Registration Statement on Form N-1A filed on September 28, 2015.
64.	Incorporated herein by reference to Post-Effective Amendment No. 219 to Registrant's Registration Statement on Form N-1A filed on September 28, 2015.
65.	Incorporated herein by reference to Post-Effective Amendment No. 222 to Registrant's Registration Statement on Form N-1A filed on December 29, 2015.
66.	Incorporated herein by reference to Post-Effective Amendment No. 223 to Registrant's Registration Statement on Form N-1A filed on December 29, 2015.
67.	Incorporated herein by reference to Post-Effective Amendment No. 226 to Registrant's Registration Statement on Form N-1A filed on January 28, 2016.
68.	Incorporated herein by reference to Post-Effective Amendment No. 227 to Registrant's Registration Statement on Form N-1A filed on January 28, 2016.
69.	Incorporated herein by reference to Post-Effective Amendment No. 228 to Registrant's Registration Statement on Form N-1A filed on February 17, 2016.
70.	Incorporated herein by reference to Post-Effective Amendment No. 229 to Registrant's Registration Statement on Form N-1A filed on February 17, 2016.
71.	Incorporated herein by reference to Post-Effective Amendment No. 230 to Registrant's Registration Statement on Form N-1A filed on June 28, 2016.
72.	Incorporated herein by reference to Post-Effective Amendment No. 231 to Registrant's Registration Statement on Form N-1A filed on July 20, 2016.
73.	Incorporated herein by reference to Post-Effective Amendment No. 232 to Registrant's Registration Statement on Form N-1A filed on July 29, 2016.
74.	Incorporated herein by reference to Post-Effective Amendment No. 233 to Registrant's Registration Statement on Form N-1A filed on July 29, 2016.
75.	Incorporated herein by reference to Post-Effective Amendment No. 236 to Registrant's Registration Statement on Form N-1A filed on September 28, 2016.

76.	Incorporated herein by reference to Post-Effective Amendment No.237 to Registrant's Registration Statement on Form N-1A filed on September 28, 2016.
77.	Incorporated herein by reference to Post-Effective Amendment No.241 to Registrant's Registration Statement on Form N-1A filed on December 29, 2016.
78.	Incorporated herein by reference to Post-Effective Amendment No.242 to Registrant's Registration Statement on Form N-1A filed on December 29, 2016.
79.	Incorporated herein by reference to Post-Effective Amendment No.245 to Registrant's Registration Statement on Form N-1A filed on January 30, 2017.
80.	Incorporated herein by reference to Post-Effective Amendment No.246 to Registrant's Registration Statement on Form N-1A filed on January 30, 2017.
81.	Incorporated herein by reference to Post-Effective Amendment No.247 to Registrant's Registration Statement on Form N-1A filed on February 1, 2017.
82.	Incorporated herein by reference to Post-Effective Amendment No.250 to Registrant's Registration Statement on Form N-1A filed on March 3, 2017.
83.	Incorporated herein by reference to Post-Effective Amendment No.251 to Registrant's Registration Statement on Form N-1A filed on March 24, 2017.
84.	Incorporated herein by reference to Post-Effective Amendment No.253 to Registrant's Registration Statement on Form N-1A filed on April 13, 2017.
85.	Incorporated herein by reference to Post-Effective Amendment No.254 to Registrant's Registration Statement on Form N-1A filed on April 21, 2017.
86.	Incorporated herein by reference to Post-Effective Amendment No.258 to Registrant's Registration Statement on Form N-1A filed on June 12, 2017.
87.	Incorporated herein by reference to Post-Effective Amendment No.260 to Registrant's Registration Statement on Form N-1A filed on June 15, 2017.
88.	Incorporated herein by reference to Post-Effective Amendment No.261 to Registrant's Registration Statement on Form N-1A filed on June 19, 2017.
89.	Incorporated herein by reference to Post-Effective Amendment No.262 to Registrant's Registration Statement on Form N-1A filed on June 28, 2017.
90.	Incorporated herein by reference to Post-Effective Amendment No.265 to Registrant's Registration Statement on Form N-1A filed on June 30, 2017.
91.	Incorporated herein by reference to Post-Effective Amendment No.268 to Registrant's Registration Statement on Form N-1A filed on July 28, 2017.
92.	Incorporated herein by reference to Post-Effective Amendment No.269 to Registrant's Registration Statement on Form N-1A filed on July 28, 2017.
93.	Incorporated herein by reference to Post-Effective Amendment No.274 to Registrant's Registration Statement on Form N-1A filed on September 13, 2017.
94.	Filed Herewith.

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.

ITEM 30.   Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII. Section 3.  Indemnification.
(a)  Subject to the exceptions and limitations contained in Subsection (b) below:
(i)  every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii)  as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)  No indemnification shall be provided hereunder to a Covered Person:
(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii)  in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d)  To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)  Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors' and Distributor's personnel may serve as trustees and officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31.  Business and other Connections of the Investment Advisor
See the section of the Prospectuses entitled "Management of the Fund – The Investment Advisor" and the section of the Statements of Additional Information entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.
ITEM 32.  Principal Underwriter
(a)  Capital Investment Group, Inc. is underwriter and distributor for Alpha Risk Tactical Rotation Fund, Arin Large Cap Theta Fund, Cavalier Funds, Goodwood SMID Long/Short Fund, Matisse Discounted Closed-End Fund Strategy, Nebraska Fund, QCI Balanced Fund, Roumell Opportunistic Value Fund, Sector Rotation Fund and Sirius S&P Strategic Large-Cap Allocation Fund,
(b)  Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 100 E Six Forks Road, Suite 200, Raleigh, NC 27609.
(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None

(c)  Not applicable.

ITEM 33.  Location of Accounts and Records
All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.
The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428. The address of Cavalier Investments, LLC, investment advisor to certain of the Cavalier Funds and the Nebraska Fund is 50 Braintree Hill Office Park, Suite 105, Braintree, Massachusetts 02184.  The address for ARS Investment Management, LLC, investment advisor to the Alpha Risk Tactical Rotation Fund is 629 Highland Avenue, Suite 200, Needham, MA  02494.  The address of Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Fund Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035. The address for Goodwood Advisors, LLC, investment advisor for the Goodwood SMID Long/Short Fund, is 450 Laurel Street Suite 2105, Baton Rouge, LA 70801. The address for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590. The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sirius Point Advisors, Inc., investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund, is 11390 PO Box 277, Lovettsville, Virginia 20180.  The address for QCI Asset Management, Inc., investment advisor for the QCI Balanced Fund, is 40A Grove Street, Pittsford, New York 14534.
ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 27th day of September, 2017.

STARBOARD INVESTMENT TRUST

By:	/s/ Matthew J. Beck
Matthew J. Beck
Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	September 27, 2017
James H. Speed, Jr.

*	Trustee	September 27, 2017
J. Buckley Strandberg

*	Trustee	September 27, 2017
Michael G. Mosley

*	Trustee	September 27, 2017
Theo H. Pitt, Jr.

*	President and Principal Executive Officer	September 27, 2017
Katherine M. Honey

*	Treasurer, Assistant Secretary and Principal	September 27, 2017
Ashley E. Harris	Financial Officer

* By: /s/ Matthew J. Beck	September 27, 2017
Matthew J. Beck Secretary and Attorney-in-Fact